UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06322

Exact name of registrant as specified in charter:	Delaware Pooled® Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2011

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The Core Focus Fixed Income Portfolio

January 31, 2011

	Principal	Value
	Amount (U.S. $)	(U.S. $)
Agency Asset-Backed Security – 0.11%
Fannie Mae Grantor Trust Series 2003-T4 2A5 5.407% 9/26/33	$19,257	$18,936
Total Agency Asset-Backed Security (cost $19,070)		18,936

Agency Collateralized Mortgage Obligations – 5.03%
Fannie Mae REMICs
Series 2002-90 A1 6.50% 6/25/42	2,304	2,650
Series 2004-49 EB 5.00% 7/25/24	215,000	231,544
Series 2005-110 MB 5.50% 9/25/35	82,908	90,849
Series 2010-116 Z 4.00% 10/25/40	35,469	29,669
Freddie Mac REMICs
Series 3027 DE 5.00% 9/15/25	190,000	202,481
Series 3123 HT 5.00% 3/15/26	95,000	98,527
Series 3173 PE 6.00% 4/15/35	90,000	98,710
Series 3416 GK 4.00% 7/15/22	32,603	34,128
GNMA Series 2010-113 KE 4.50% 9/20/40	45,000	44,747
NCUA Guaranteed Notes Series 2010-C1 A2 2.90% 10/29/20	20,000	19,776
Total Agency Collateralized Mortgage Obligations (cost $823,861)		853,081

Agency Mortgage-Backed Securities – 31.67%
Fannie Mae Relocation 30 yr 5.00% 2/1/36	91,652	95,265
Fannie Mae S.F. 15 yr
4.00% 7/1/25	119,479	123,132
4.00% 8/1/25	161,607	166,548
4.00% 11/1/25	168,010	173,461
4.50% 8/1/19	6,732	7,120
4.50% 6/1/23	94,704	99,448
5.00% 1/1/20	7,297	7,806
5.00% 6/1/20	1,627	1,740
5.00% 2/1/21	4,919	5,244
5.00% 9/1/25	359,578	382,056
5.50% 4/1/23	199,374	215,313
Fannie Mae S.F. 15 yr TBA
3.50% 2/1/26	180,000	181,013
4.50% 2/1/26	905,000	948,411
5.00% 2/1/26	90,000	95,611
5.50% 2/1/26	200,000	215,968
Fannie Mae S.F. 30 yr
5.00% 5/1/34	10,202	10,751
5.00% 1/1/35	12,939	13,635
5.00% 5/1/35	26,841	28,268
5.00% 6/1/35	48,164	50,725
5.00% 4/1/36	36,540	38,369
5.00% 12/1/36	183,812	193,585
5.00% 12/1/37	26,201	27,504
5.00% 2/1/38	20,204	21,205
5.00% 7/1/40	71,264	74,786
6.00% 10/1/35	15,750	17,243
Fannie Mae S.F. 30 yr TBA
5.50% 2/1/41	455,000	486,280
6.00% 2/1/41	845,000	918,012
6.00% 3/1/41	130,000	140,948
•Freddie Mac ARM 5.044% 8/1/38	165,415	175,723

Freddie Mac S.F. 15 yr
5.00% 12/1/22	131,603	140,160
5.50% 7/1/24	170,656	185,055
Freddie Mac S.F. 30 yr
5.00% 3/1/34	32,742	34,803
5.00% 2/1/36	13,042	13,724
Freddie Mac S.F. 30 yr TBA 6.50% 2/1/41	70,000	77,766
Total Agency Mortgage-Backed Securities (cost $5,286,936)		5,366,678

Commercial Mortgage-Backed Securities – 6.87%
•Bank of America Commercial Mortgage
Series 2004-3 A5 5.413% 6/10/39	15,000	16,190
Series 2005-6 A4 5.195% 9/10/47	115,000	123,959
Bear Stearns Commercial Mortgage Securities
•Series 2005-PW10 A4 5.405% 12/11/40	50,000	53,549
•Series 2005-T20 A4A 5.149% 10/12/42	35,000	37,612
•Series 2006-PW12 A4 5.722% 9/11/38	65,000	71,207
Series 2006-PW14 A4 5.201% 12/11/38	95,000	100,565
Series 2007-PW15 A4 5.331% 2/11/44	60,000	62,375
•wCommercial Mortgage Pass Through Certificates Series 2005-C6 A5A 5.116% 6/10/44	75,000	80,300
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.541% 2/15/39	30,000	31,891
First Union National Bank-Bank of America Commercial Mortgage Trust
Series 2001-C1 C 6.403% 3/15/33	25,685	25,661
Goldman Sachs Mortgage Securities II
Series 2004-GG2 A3 4.602% 8/10/38	9,452	9,491
•Series 2004-GG2 A6 5.396% 8/10/38	45,000	48,545
Series 2005-GG4 A4 4.761% 7/10/39	35,000	36,340
Series 2005-GG4 A4A 4.751% 7/10/39	85,000	89,775
•Series 2006-GG6 A4 5.553% 4/10/38	45,000	48,688
JPMorgan Chase Commercial Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37	75,000	78,187
•Series 2005-LDP3 A4A 4.936% 8/15/42	25,000	26,457
•Series 2005-LDP4 A4 4.918% 10/15/42	35,000	37,099
•Series 2005-LDP5 A4 5.229% 12/15/44	20,000	21,564
Lehman Brothers-UBS Commercial Mortgage Trust Series 2002-C1 A4 6.462% 3/15/31	43,959	45,657
•Morgan Stanley Capital I Series 2007-T27 A4 5.65% 6/11/42	80,000	86,991
#Timberstar Trust Series 2006-1A A 144A 5.668% 10/15/36	30,000	32,278
Total Commercial Mortgage-Backed Securities (cost $1,032,222)		1,164,381

Corporate Bonds – 28.24%
Banking – 6.46%
*#Bank Nederlandse Gemeenten 144A 1.75% 10/6/15	30,000	29,077
*Bank of America 3.70% 9/1/15	25,000	25,160
BB&T 5.25% 11/1/19	90,000	93,020
City National 5.25% 9/15/20	30,000	29,764
Fifth Third Bancorp 3.625% 1/25/16	40,000	40,351
Goldman Sachs Group
5.375% 3/15/20	38,000	39,183
6.25% 2/1/41	35,000	35,500
JPMorgan Chase 4.40% 7/22/20	100,000	98,103
JPMorgan Chase Capital XXV 6.80% 10/1/37	96,000	99,366
Oesterreichische Kontrollbank
1.75% 10/5/15	25,000	24,372
4.875% 2/16/16	90,000	99,920
PNC Funding 5.625% 2/1/17	138,000	149,715
Rabobank
2.125% 10/13/15	10,000	9,671
•#144A 11.00% 12/29/49	85,000	110,186
SVB Financial Group 5.375% 9/15/20	45,000	44,565
•USB Capital IX 6.189% 10/29/49	53,000	42,029
Wachovia
•0.673% 10/15/16	15,000	14,031
5.25% 8/1/14	25,000	27,039
5.625% 10/15/16	50,000	55,090
•Wells Fargo Capital XIII 7.70% 12/29/49	28,000	29,033
		1,095,175

Basic Industry – 1.65%
ArcelorMittal 9.85% 6/1/19	45,000	57,845
Cliffs Natural Resources 4.80% 10/1/20	25,000	24,441
Dow Chemical 8.55% 5/15/19	60,000	75,012
International Paper 9.375% 5/15/19	60,000	77,595
Reliance Steel & Aluminum 6.85% 11/15/36	31,000	28,927
Teck Resources 9.75% 5/15/14	13,000	15,952
		279,772
Brokerage – 0.69%
Jefferies Group
6.25% 1/15/36	10,000	9,061
6.45% 6/8/27	64,000	62,697
Lazard Group
6.85% 6/15/17	37,000	38,808
7.125% 5/15/15	5,000	5,443
		116,009
Capital Goods – 0.35%
Allied Waste North America 6.875% 6/1/17	45,000	49,170
L-3 Communications 4.75% 7/15/20	10,000	9,921
		59,091
Communications – 3.19%
#AT&T 144A 5.35% 9/1/40	55,000	50,430
Comcast 5.875% 2/15/18	50,000	55,423
#Crown Castle Towers 144A 4.883% 8/15/20	60,000	58,773
DIRECTV Holdings
4.60% 2/15/21	20,000	19,661
7.625% 5/15/16	60,000	66,672
#NBC Universal Media 144A
4.375% 4/1/21	10,000	9,696
5.15% 4/30/20	15,000	15,495
Qwest 8.375% 5/1/16	85,000	102,212
Telecom Italia Capital
5.25% 10/1/15	33,000	33,777
6.175% 6/18/14	35,000	37,334
*Verizon Communications 6.35% 4/1/19	35,000	40,400
#Vivendi 144A 6.625% 4/4/18	45,000	50,963
		540,836
Consumer Cyclical – 0.29%
w#CVS Pass Through Trust 144A 5.773% 1/10/33	10,000	10,125
Family Dollar Stores 5.00% 2/1/21	25,000	24,758
O'Reilly Automotive 4.875% 1/14/21	15,000	14,923
		49,806
Consumer Non-Cyclical – 3.92%
Amgen 3.45% 10/1/20	40,000	37,957
#Anheuser-Busch InBev Worldwide 144A 5.375% 11/15/14	35,000	38,859
Bard (C.R.) 4.40% 1/15/21	15,000	15,213
Baxter International 4.50% 8/15/19	45,000	47,159
Bio-Rad Laboratories 4.875% 12/15/20	40,000	39,100
#Brambles USA 144A
3.95% 4/1/15	25,000	25,397
5.35% 4/1/20	30,000	30,312
CareFusion 6.375% 8/1/19	35,000	39,630
Celgene
2.45% 10/15/15	15,000	14,650
3.95% 10/15/20	30,000	28,543
Covidien International Finance 4.20% 6/15/20	25,000	25,105
#Delhaize Group 144A 5.70% 10/1/40	40,000	37,529
Genzyme 5.00% 6/15/20	35,000	36,912
Hospira 6.40% 5/15/15	35,000	39,665

Kellogg 4.00% 12/15/20	15,000	14,765
Life Technologies 6.00% 3/1/20	25,000	26,834
Medco Health Solutions 4.125% 9/15/20	45,000	43,778
Merck 3.875% 1/15/21	30,000	29,661
*Safeway 3.95% 8/15/20	30,000	28,209
#Woolworths 144A 4.00% 9/22/20	25,000	24,364
Zimmer Holdings 4.625% 11/30/19	40,000	41,226
		664,868
Electric – 2.93%
Ameren Illinois 9.75% 11/15/18	110,000	141,646
#American Transmission Systems 144A 5.25% 1/15/22	35,000	35,715
*Commonwealth Edison 4.00% 8/1/20	15,000	14,612
Exelon Generation 4.00% 10/1/20	45,000	41,861
#LG&E & KU Energy 144A 3.75% 11/15/20	30,000	28,473
NiSource Finance
6.40% 3/15/18	10,000	11,298
6.80% 1/15/19	15,000	17,224
Oncor Electric Delivery
7.00% 9/1/22	20,000	23,764
#144A 5.00% 9/30/17	25,000	26,704
Pennsylvania Electric 5.20% 4/1/20	35,000	36,013
Public Service Oklahoma 5.15% 12/1/19	45,000	47,427
Southern California Edison 5.50% 8/15/18	25,000	28,189
#Tampa Electric 144A 5.40% 5/15/21	40,000	43,260
		496,186
Energy – 1.84%
Anadarko Petroleum 5.95% 9/15/16	30,000	32,944
Noble Energy 8.25% 3/1/19	35,000	44,472
Noble Holding International 3.05% 3/1/16	20,000	20,080
Petrobras International Finance
5.375% 1/27/21	20,000	20,215
5.875% 3/1/18	20,000	21,426
Transocean 6.50% 11/15/20	40,000	43,512
Weatherford International Bermuda
5.125% 9/15/20	25,000	25,264
9.625% 3/1/19	35,000	45,688
#Woodside Finance 144A
4.50% 11/10/14	50,000	52,982
8.125% 3/1/14	5,000	5,789
		312,372
Finance Company – 0.46%
General Electric Capital 4.375% 9/16/20	80,000	77,882
		77,882
Insurance – 1.20%
•Chubb 6.375% 3/29/67	30,000	31,950
#Health Care Service 144A 4.70% 1/15/21	20,000	20,229
MetLife 6.40% 12/15/36	115,000	109,112
Prudential Financial 3.875% 1/14/15	40,000	41,721
		203,012
Natural Gas – 3.11%
Buckeye Partners 4.875% 2/1/21	40,000	39,998
CenterPoint Energy
5.95% 2/1/17	25,000	27,325
#144A 4.50% 1/15/21	15,000	14,958
Energy Transfer Partners 9.70% 3/15/19	60,000	78,754
Enterprise Products Operating
6.30% 9/15/17	5,000	5,696
9.75% 1/31/14	65,000	78,995
Kinder Morgan Energy Partners 9.00% 2/1/19	45,000	57,337
#Midcontinent Express Pipeline 144A 5.45% 9/15/14	40,000	42,946
ONEOK Partners 6.125% 2/1/41	20,000	19,932
Plains All American Pipeline 8.75% 5/1/19	25,000	31,432

#SEMCO Energy 144A 5.15% 4/21/20	55,000	56,601
Sempra Energy 6.15% 6/15/18	20,000	22,781
•TransCanada Pipelines 6.35% 5/15/67	50,000	50,225
		526,980
Real Estate – 0.88%
Digital Realty Trust 5.875% 2/1/20	20,000	20,734
Liberty Property 4.75% 10/1/20	15,000	15,016
Regency Centers 5.875% 6/15/17	32,000	34,964
•#USB Realty 144A 6.091% 12/29/49	100,000	77,501
		148,215
Technology – 0.48%
National Semiconductor 6.60% 6/15/17	35,000	38,608
#Seagate Technology International 144A 10.00% 5/1/14	25,000	29,313
Symantec 4.20% 9/15/20	15,000	14,010
		81,931
Transportation – 0.79%
Burlington Northern Santa Fe 4.70% 10/1/19	25,000	26,260
Canadian Pacific Railway 4.45% 3/15/23	35,000	34,244
#ERAC USA Finance 144A 5.25% 10/1/20	70,000	72,416
		132,920
Total Corporate Bonds (cost $4,586,836)		4,785,055

Municipal Bond – 1.05%
Massachusetts Development Finance Agency Revenue (Harvard University)
Series B-1 5.00% 10/15/40	175,000	178,154
Total Municipal Bond (cost $183,326)		178,154

Non-Agency Asset-Backed Securities – 3.57%
Ally Auto Receivables Trust Series 2010-2 A3 1.38% 7/15/14	15,000	15,084
•Bank of America Credit Card Trust Series 2008-A5 A5 1.46% 12/16/13	130,000	130,582
•Citibank Credit Card Issuance Trust
Series 2004-C1 C1 0.91% 7/15/13	20,000	19,950
Series 2009-A2 A2 1.81% 5/15/14	100,000	101,749
CNH Equipment Trust
Series 2008-A A4A 4.93% 8/15/14	26,215	26,845
Series 2009-C A3 1.85% 12/16/13	14,998	15,105
Series 2010-A A4 2.49% 1/15/16	45,000	46,052
•#Golden Credit Card Trust Series 2008-3 A 144A 1.26% 7/15/17	100,000	100,313
John Deere Owner Trust
Series 2009-A A4 3.96% 5/16/16	45,000	46,728
Series 2010-A A4 2.13% 10/17/16	30,000	30,616
•Merrill Auto Trust Securitization Series 2007-1 A4 0.32% 12/15/13	10,159	10,149
Mid-State Trust Series 11 A1 4.864% 7/15/38	11,917	11,910
#Navistar Financial Owner Trust Series 2010-B A3 144A 1.08% 3/18/14	50,000	49,931
Total Non-Agency Asset-Backed Securities (cost $600,582)		605,014

Non-Agency Collateralized Mortgage Obligations – 0.43%
w#Countrywide Home Loan Mortgage Pass Through Trust Series 2005-R2 2A4 144A 8.50% 6/25/35	68,259	62,405
•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	9,862	9,754
Total Non-Agency Collateralized Mortgage Obligations (cost $80,627)		72,159

Regional Bonds – 2.23%Δ
Canada – 2.23%
British Columbia Province 2.85% 6/15/15	25,000	25,746
Nova Scotia Province 2.375% 7/21/15	80,000	80,287
Ontario Province
1.375% 1/27/14	40,000	39,982
4.40% 4/14/20	95,000	98,973
Quebec Province
4.60% 5/26/15	35,000	38,499
5.00% 3/1/16	85,000	95,159
Total Regional Bonds (cost $373,161)		378,646

Sovereign Bonds – 3.22%Δ
Norway – 2.33%
Eksportfinans
1.875% 4/2/13	95,000	96,539
3.00% 11/17/14	95,000	98,483
5.50% 5/25/16	90,000	101,722
#Kommunalbanken 144A 1.75% 10/5/15	100,000	97,532
		394,276
Sweden – 0.89%
Svensk Exportkredit 1.75% 10/20/15	155,000	150,600
		150,600
Total Sovereign Bonds (cost $543,406)		544,876

Supranational Banks – 1.36%
European Investment Bank
1.25% 2/14/14	40,000	40,012
*2.25% 3/15/16	45,000	44,935
International Bank for Reconstruction & Development 2.125% 3/15/16	35,000	35,002
International Finance 2.125% 11/17/17	115,000	109,834
Total Supranational Banks (cost $233,487)		229,783

U.S. Treasury Obligations – 17.39%
U.S. Treasury Bond 3.875% 8/15/40	750,000	665,508
U.S. Treasury Notes
0.625% 1/31/13	55,000	55,069
*1.00% 1/15/14	150,000	150,176
2.00% 1/31/16	920,000	922,085
*2.625% 11/15/20	1,215,000	1,139,251
2.75% 5/31/17	15,000	15,218
Total U.S. Treasury Obligations (cost $2,970,927)		2,947,307

	Number of
	Shares
Preferred Stock – 0.27%
Alabama Power 5.625%	620	15,159
•PNC Financial Services Group 8.25%	28,000	30,093
Total Preferred Stock (cost $40,129)		45,252

	Principal
	Amount (U.S. $)
≠Discount Note – 16.17%
Federal Home Loan Bank 0.10% 2/1/11	$2,740,008	2,740,008
Total Discount Note (cost $2,740,008)		2,740,008

Total Value of Securities Before Securities Lending Collateral – 117.61%
(cost $19,514,578)		19,929,330

	Number of
	Shares
Securities Lending Collateral** – 2.89%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	30,320	29,153
Delaware Investments Collateral Fund No.1	461,490	461,490
@†Mellon GSL Reinvestment Trust II	41,609	0
Total Securities Lending Collateral (cost $533,419)		490,643

Total Value of Securities – 120.50%
(cost $20,047,997)		20,419,973 ©
Obligation to Return Securities Lending Collateral** – (3.15%)		(533,419)
Liabilities Net of Receivables and Other Assets (See Notes) – (17.35%)z		(2,940,989)
Net Assets Applicable to 1,874,175 Shares Outstanding – 100.00%		$16,945,565

•Variable rate security. The rate shown is the rate as of January 31, 2011. Interest rates reset periodically.
wPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2011, the aggregate amount of Rule 144A securities was $1,350,306, which represented 7.97% of the Portfolio’s net assets. See Note 5 in "Notes."
*Fully or partially on loan.
ΔSecurities have been classified by country of origin.
≠The rate shown is the effective yield at the time of purchase.
**See Note 4 in "Notes."
@Illiquid security. At January 31, 2011, the aggregate amount of illiquid securities was $0, which represented 0.00% of the Portfolio’s net assets. See Note 5 in "Notes."
†Non income producing security.
©Includes $1,394,046 of securities loaned.
zOf this amount, $3,341,619 represents payable for securities purchased and $400,139 represents receivables for securities sold and investment interest as of January 31, 2011.

Summary of Abbreviations:
ARM – Adjustable Rate Mortgage
CDS – Credit Default Swap
GNMA – Government National Mortgage Association
JPMC – JPMorgan Chase Bank
MASTR – Mortgage Asset Securitization Transactions, Inc.
REMIC - Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
yr – Year

1The following swap contract was outstanding at January 31, 2011:

Swap Contracts
CDS Contracts

				Unrealized
Swap Counterparty &	Notional	Annual Protection	Termination	Appreciation
Referenced Obligation	Value	Payments	Date	(Depreciation)
JPMC
Protection Sold / Moody’s Rating:
MetLife 5 yr CDS / A	$20,000	1.00%	12/20/14	$888

The use of swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Portfolio’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust - The Core Focus Fixed Income Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment company securities are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years (October 31, 2007 – October 31, 2010), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At January 31, 2011, the Portfolio held no investments in repurchase agreements.

To Be Announced Trades – The Portfolio may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., "when issued," "delayed delivery," "forward commitment," or "TBA transactions") consistent with the Portfolio’s ability to manage their investment portfolios and meet redemption requests. These transactions involve a commitment by the Portfolio to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Portfolio on such purchases until the securities are delivered; however the market value may change prior to delivery.

Mortgage Dollar Rolls – The Portfolio may enter into mortgage “dollar rolls” in which the Portfolio sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Any difference between the sale price and the purchase price is netted against the interest income foregone on the securities to arrive at an implied borrowing (reverse repurchase) rate. Alternatively, the sale and purchase transactions which constitute the dollar roll can be executed at the same price, with the Portfolio being paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Portfolio to buy a security. The Portfolio accounts for mortgage-dollar-roll transactions as purchases and sales, these transactions may increase the Portfolios' portfolio turnover rate.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Portfolio may distribute income dividends and capital gains more frequently, if necessary for tax purposes Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At January 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$20,085,508
Aggregate unrealized appreciation	$521,806
Aggregate unrealized depreciation	(187,341)
Net unrealized appreciation	$334,465

For federal income tax purposes, at October 31, 2010, capital loss carryforwards of $520,341 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $520,341 expires in 2017.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 - inputs are significant unobservable inputs (including the Portfolio’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of January 31, 2011:

	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$7,979,936	$100,313	$8,080,249
Corporate Debt	4,785,055	-	4,785,055
Foreign Debt	1,153,305	-	1,153,305
Municipal Bond	178,154	-	178,154
Preferred Stock	45,252	-	45,252
Securities Lending Collateral	490,643	-	490,643
Discount Note	2,740,008	-	2,740,008
U.S. Treasury Obligations	2,947,307	-	2,947,307
Total	$20,319,660	$100,313	$20,419,973

Swap Contract	$888	$-	$888

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Agency, Asset-
	Backed and
	Mortgage-	Securities
	Backed	Lending
	Securities	Collateral	Total
Balance as of 10/31/10	$100,500	$2,266	$102,766
Sales -	-	(2,218)	(2,218)
Net change in unrealized
appreciation/depreciation	(187)	(48)	(235)
Balance as of 1/31/11	$100,313	$-	$100,313

Net change in unrealized
appreciation/depreciation from
investments still held as of 1/31/11	$(187)	$(2,151)	$(2,338)

During the period ended January 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Portfolio.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Futures Contracts – A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Portfolio may use futures in the normal course of pursuing its investment objective. The Portfolio may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Portfolio because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. No futures contracts were outstanding at January 31, 2011.

Swap Contracts – The Portfolio may enter into interest rate swap contracts, index swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Portfolio may use interest rate swaps to adjust the Portfolio’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Portfolio invests in, such as the corporate bond market. The Portfolio may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Portfolio on favorable terms. The Portfolio may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Portfolio from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Portfolio receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Portfolio’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract's remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty. No interest rate swap contracts were outstanding at January 31, 2011.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Portfolio will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Portfolio will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract's remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty. No index swap contracts were outstanding at January 31, 2011.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Portfolio in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended January 31, 2011, the Portfolio entered into CDS contracts as a seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For the period ended January 31, 2011, the Fund did not enter into any contracts as a purchaser of protection. At January 31, 2011, the net unrealized appreciation of credit default swaps was $888. If a credit event had occurred for all swap transactions where collateral posting was required as of January 31, 2011, the swaps’ credit-risk-related contingent features would have been triggered and the Portfolio would have been required to pay $20,000 less the value of the contracts’ related reference obligations.

As disclosed in the footnotes to the schedule of investments, at January 31, 2011, the notional value of the protection sold was $20,000, which reflects the maximum potential amount the Portfolio would have been required to make as a seller of credit protection if a credit event had occurred. The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement had been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. At January 31, 2011, the net unrealized appreciation of the protection sold was $888.

Credit default swaps may involve greater risks than if the Portfolio had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Portfolio’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event each Portfolio terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

4. Securities Lending
The Portfolio, along with other Funds in the Delaware Investments® Family of Funds may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Portfolio’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Portfolio’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

At January 31, 2011, the value of securities on loan was $1,394,046, for which the Portfolio received collateral, comprised of non-cash collateral valued at $903,587, and cash collateral of $533,419. At January 31, 2011, the value of invested collateral was $490,643. Investments purchased with cash collateral are presented on the schedule of investments under the caption "Securities Lending Collateral".

5. Credit and Market Risk
The Portfolio invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Portfolio’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified in the schedule of investments.

6. Subsequent Events
Management has determined no material events or transactions occurred subsequent to January 31, 2011 that would require recognition or disclosure in the Portfolio’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The Core Plus Fixed Income Portfolio

January 31, 2011

		Principal	Value
		Amount°	(U.S. $)
Agency Asset-Backed Securities – 0.28%
Fannie Mae Grantor Trust Series 2003-T4 2A5 5.407% 9/26/33	USD	134,798	$132,551
Total Agency Asset-Backed Securities (cost $133,708)			132,551

Agency Collateralized Mortgage Obligations – 3.59%
Fannie Mae Grantor Trust Series 2001-T8 A2 9.50% 7/25/41		13,150	15,213
Fannie Mae REMICs
Series 2002-90 A1 6.50% 6/25/42		21,501	24,733
Series 2002-90 A2 6.50% 11/25/42		53,870	61,968
Series 2003-122 AJ 4.50% 2/25/28		64,322	66,386
Fannie Mae Whole Loan Series 2004-W11 1A2 6.50% 5/25/44		52,294	59,632
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24		146,305	163,869
Series 2326 ZQ 6.50% 6/15/31		134,633	149,544
Series 2662 MA 4.50% 10/15/31		62,802	65,048
Series 3022 MB 5.00% 12/15/28		151,214	154,534
Series 3123 HT 5.00% 3/15/26		270,000	280,023
Series 3131 MC 5.50% 4/15/33		335,000	363,136
Series 3656 PM 5.00% 4/15/40		125,000	131,108
GNMA Series 2010-113 KE 4.50% 9/20/40		125,000	124,298
NCUA Guaranteed Notes Series 2010-C1 A2 2.90% 10/29/20		40,000	39,552
Total Agency Collateralized Mortgage Obligations (cost $1,599,438)			1,699,044

Agency Mortgage-Backed Securities – 16.06%
Fannie Mae 6.50% 8/1/17		30,114	32,905
•Fannie Mae ARM
2.623% 8/1/34		69,442	73,050
4.995% 3/1/38		156,157	165,144
5.074% 4/1/36		79,468	83,315
Fannie Mae Relocation 30 yr
5.00% 11/1/33		19,742	20,520
Pool 763656 5.00% 1/1/34		22,162	23,035
Pool 763742 5.00% 1/1/34		9,195	9,558
5.00% 11/1/34		51,001	53,012
5.00% 10/1/35		99,830	103,765
5.00% 1/1/36		142,948	148,583
Fannie Mae S.F. 15 yr
4.00% 7/1/25		128,329	132,252
4.00% 8/1/25		175,459	180,823
4.00% 11/1/25		182,834	188,767
4.50% 1/1/20		27,034	28,591
5.00% 7/1/14		3,116	3,311
5.00% 12/1/16		4,027	4,299
5.00% 5/1/20		33,093	35,415
5.00% 7/1/20		11,619	12,429
5.00% 5/1/21		7,921	8,481
5.50% 5/1/20		1,135	1,229
5.50% 6/1/23		227,866	246,082
6.00% 8/1/22		127,409	139,258
Fannie Mae S.F. 15 yr TBA
3.50% 2/1/26		500,000	502,813
4.50% 2/1/26		855,000	896,014
5.50% 2/1/26		270,000	291,558
Fannie Mae S.F. 20 yr 5.50% 8/1/28		338,813	363,271
Fannie Mae S.F. 30 yr
5.00% 3/1/34		20,489	21,616
Pool 808130 5.00% 3/1/35		44,273	46,638
Pool 814334 5.00% 3/1/35		8,803	9,271
5.00% 5/1/35		33,035	34,791
5.00% 6/1/35		51,326	54,127
5.00% 7/1/35		47,589	50,120
5.00% 12/1/37		47,161	49,507
5.00% 1/1/38		89,076	93,506
5.00% 2/1/38		39,146	41,084
7.00% 12/1/33		24,384	27,820
7.00% 5/1/35		4,217	4,785
7.00% 6/1/35		6,341	7,194
7.00% 12/1/37		108,945	123,565
7.50% 6/1/31		3,013	3,462
7.50% 6/1/34		37,341	42,948

Fannie Mae S.F. 30 yr TBA
4.00% 2/1/41	730,000	723,499
5.50% 2/1/41	900,000	961,875
6.00% 2/1/41	1,060,000	1,151,590
•Freddie Mac ARM 3.05% 4/1/34	7,063	7,402
Freddie Mac Relocation 30 yr 5.00% 9/1/33	15,793	16,432
Freddie Mac S.F. 30 yr 7.00% 11/1/33	3,081	3,522
GNMA I S.F. 30 yr
7.00% 12/15/34	325,041	368,812
7.50% 1/15/30	1,479	1,722
7.50% 12/15/31	719	837
7.50% 2/15/32	699	815
Total Agency Mortgage-Backed Securities (cost $7,447,725)		7,594,420

Commercial Mortgage-Backed Securities – 7.79%
#American Tower Trust Series 2007-1A AFX 144A 5.42% 4/15/37	95,000	102,154
•Bank of America Commercial Mortgage Securities Series 2005-1 A5 5.134% 11/10/42	55,000	59,201
Bear Stearns Commercial Mortgage Securities
•Series 2005-PW10 A4 5.405% 12/11/40	155,000	166,001
•Series 2005-T20 A4A 5.149% 10/12/42	105,000	112,837
•Series 2006-PW12 A4 5.722% 9/11/38	45,000	49,297
Series 2006-PW14 A4 5.201% 12/11/38	150,000	158,788
Series 2007-PW15 A4 5.331% 2/11/44	270,000	280,686
wCommercial Mortgage Pass Through Certificates
•Series 2005-C6 A5A 5.116% 6/10/44	160,000	171,306
Series 2006-C7 A2 5.69% 6/10/46	147,808	148,458
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.546% 2/15/39	170,000	180,713
#FDIC Structured Sale Guaranteed Notes Series 2010-C1 A 144A 2.98% 12/6/20	97,135	97,668
Goldman Sachs Mortgage Securities II
•Series 2004-GG2 A6 5.396% 8/10/38	175,000	188,785
Series 2005-GG4 A4 4.761% 7/10/39	250,000	259,571
Series 2005-GG4 A4A 4.751% 7/10/39	140,000	147,866
•Series 2006-GG6 A4 5.553% 4/10/38	155,000	167,704
#Series 2010-C1 A2 144A 4.592% 8/10/43	100,000	100,293
•Greenwich Capital Commercial Funding Series 2004-GG1 A7 5.317% 6/10/36	70,000	75,339
JPMorgan Chase Commercial Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37	115,000	119,886
Series 2003-C1 A2 4.985% 1/12/37	114,000	119,831
•Series 2005-LDP4 A4 4.918% 10/15/42	110,000	116,597
•Series 2005-LDP5 A4 5.229% 12/15/44	55,000	59,301
Lehman Brothers-UBS Commercial Mortgage Trust
Series 2002-C1 A4 6.462% 3/15/31	19,537	20,292
Series 2004-C1 A4 4.568% 1/15/31	95,000	100,372
•Morgan Stanley Capital I Series 2007-T27 A4 5.65% 6/11/42	335,000	364,275
•#Morgan Stanley Dean Witter Capital I Series 2001-TOP1 E 144A 7.327% 2/15/33	100,000	98,067
•#Nationslink Funding Series 1998-2 F 144A 7.105% 8/20/30	27,423	29,453
#OBP Depositor Trust Series 2010-OBP A 144A 4.646% 7/15/45	100,000	102,338
#TimberStar Trust Series 2006-1A A 144A 5.668% 10/15/36	80,000	86,074
Total Commercial Mortgage-Backed Securities (cost $3,333,752)		3,683,153

Convertible Bonds – 0.59%
ΦHologic 2.00% exercise price $38.59, expiration date 12/15/37	120,000	115,350
Linear Technology 3.00% exercise price $44.72, expiration date 5/1/27	125,000	135,938
Transocean 1.50% exercise price $168.61, expiration date 12/15/37	30,000	30,000
Total Convertible Bonds (cost $248,088)		281,288

Corporate Bonds – 47.06%
Banking – 8.66%
*Bank of America 3.70% 9/1/15	40,000	40,256
BB&T 5.25% 11/1/19	322,000	332,805
City National 5.25% 9/15/20	80,000	79,371

@#CoBank 144A 7.875% 4/16/18		250,000	280,639
#Export-Import Bank of Korea 144A 5.25% 2/10/14		320,000	341,923
Fifth Third Bancorp 3.625% 1/25/16		110,000	110,965
Goldman Sachs Group
3.70% 8/1/15		15,000	15,268
5.375% 3/15/20		180,000	185,604
6.25% 2/1/41		65,000	65,928
JPMorgan Chase 4.40% 7/22/20		150,000	147,155
JPMorgan Chase Capital XXV 6.80% 10/1/37		295,000	305,344
KeyBank 5.80% 7/1/14		250,000	272,004
KFW 10.00% 5/15/12	BRL	140,000	84,462
Korea Development Bank 8.00% 1/23/14	USD	100,000	114,576
PNC Bank 6.875% 4/1/18		250,000	285,429
PNC Funding
5.125% 2/8/20		115,000	120,666
5.25% 11/15/15		135,000	145,544
Rabobank
2.125% 10/13/15		35,000	33,847
•#144A 11.00% 12/29/49		195,000	252,779
Silicon Valley Bank 5.70% 6/1/12		274,000	282,767
•USB Capital IX 6.189% 4/15/49		165,000	130,845
Wachovia
•0.673% 10/15/16		50,000	46,771
5.25% 8/1/14		55,000	59,485
5.625% 10/15/16		95,000	104,670
•Wells Fargo Capital XIII 7.70% 12/29/49		130,000	134,797
Zions Bancorporation
5.50% 11/16/15		80,000	80,259
*7.75% 9/23/14		40,000	42,528
			4,096,687
Basic Industries – 4.24%
*Alcoa 6.15% 8/15/20		88,000	93,777
ArcelorMittal 9.85% 6/1/19		125,000	160,680
Ball 5.75% 5/15/21		250,000	245,625
*Cliffs Natural Resources 4.80% 10/1/20		100,000	97,763
#Codelco 144A 3.75% 11/4/20		572,000	541,870
Dow Chemical 8.55% 5/15/19		254,000	317,553
duPont (E.I.) deNemours 3.625% 1/15/21		25,000	23,830
#Georgia-Pacific 144A 5.40% 11/1/20		90,000	89,020
Hexion US Finance/Hexion Nova Scotia Finance 8.875% 2/1/18		85,000	92,013
International Paper 9.375% 5/15/19		145,000	187,519
Reliance Steel & Aluminum 6.85% 11/15/36		82,000	76,518
Teck Resources
4.50% 1/15/21		35,000	35,575
9.75% 5/15/14		34,000	41,721
			2,003,464
Brokerage – 0.99%
•Bear Stearns 5.408% 12/7/12	AUD	110,000	108,097
Jefferies Group
6.25% 1/15/36	USD	10,000	9,061
6.45% 6/8/27		170,000	166,540
Lazard Group
6.85% 6/15/17		110,000	115,375
7.125% 5/15/15		64,000	69,673
			468,746
Capital Goods – 0.85%
Allied Waste North America
6.875% 6/1/17		130,000	142,045
7.125% 5/15/16		50,000	52,683
L-3 Communications 4.75% 7/15/20		105,000	104,170
#Meccanica Holdings USA 144A 6.25% 7/15/19		100,000	103,610
			402,508
Communications – 7.13%
America Movil 5.00% 3/30/20		105,000	109,424
American Tower 5.05% 9/1/20		80,000	79,070
#AT&T 144A 5.35% 9/1/40		155,000	142,121
Comcast 5.875% 2/15/18		160,000	177,353
#Cox Communications 144A 6.25% 6/1/18		80,000	89,405
Cricket Communications 7.75% 10/15/20		75,000	72,563
#Crown Castle Towers 144A 4.883% 8/15/20		250,000	244,886

DirecTV Holdings/Financing
*4.60% 2/15/21		70,000	68,812
7.625% 5/15/16		160,000	177,795
DISH DBS 7.875% 9/1/19		60,000	63,825
GXS Worldwide 9.75% 6/15/15		120,000	120,300
Intelsat Bermuda 11.25% 2/4/17		220,000	248,049
#NBC Universal 144A
4.375% 4/1/21		140,000	135,745
5.15% 4/30/20		95,000	98,132
Qwest 8.375% 5/1/16		245,000	294,612
Rogers Communications 6.68% 11/4/39	CAD	30,000	31,769
Shaw Communication 6.75% 11/9/39	CAD	13,000	12,798
Sprint Nextel
6.00% 12/1/16	USD	55,000	54,313
*8.375% 8/15/17		65,000	71,338
Telecom Italia Capital
5.25% 10/1/15		90,000	92,120
6.175% 6/18/14		240,000	256,001
Telefonica Emisiones 6.421% 6/20/16		80,000	88,352
Time Warner Cable 8.25% 4/1/19		95,000	118,034
*Verizon Communications 6.35% 4/1/19		150,000	173,143
Virgin Media Secured Finance 6.50% 1/15/18		200,000	212,999
#Vivendi 144A 6.625% 4/4/18		125,000	141,564
			3,374,523
Consumer Cyclical – 1.34%
w#CVS Pass Through Trust 144A 5.773% 1/10/33		25,000	25,313
Family Dollar Stores 5.00% 2/1/21		65,000	64,370
Ford Motor Credit 12.00% 5/15/15		100,000	126,901
*Goodyear Tire & Rubber 8.25% 8/15/20		95,000	99,988
Macy's Retail Holdings 5.90% 12/1/16		82,000	87,945
MGM MIRAGE
11.125% 11/15/17		120,000	139,200
13.00% 11/15/13		15,000	18,000
O'Reilly Automotive 4.875% 1/14/21		40,000	39,795
Wyndham Worldwide 5.75% 2/1/18		30,000	30,803
			632,315
Consumer Non-Cyclical – 7.13%
Amgen 3.45% 10/1/20		125,000	118,614
Anheuser-Busch InBev Worldwide
5.00% 4/15/20		80,000	84,182
#144A 5.375% 11/15/14		20,000	22,205
Bard (C.R.) 4.40% 1/15/21		45,000	45,639
Baxter International 4.50% 8/15/19		180,000	188,639
Bio-Rad Laboratories 4.875% 12/15/20		110,000	107,525
#Brambles USA 144A
3.95% 4/1/15		65,000	66,033
5.35% 4/1/20		115,000	116,194
CareFusion 6.375% 8/1/19		255,000	288,732
Celgene
2.45% 10/15/15		40,000	39,067
3.95% 10/15/20		95,000	90,385
Coca-Cola Enterprises 3.50% 9/15/20		200,000	187,725
Covidien International Finance 4.20% 6/15/20		155,000	155,650
#Delhaize Group 144A 5.70% 10/1/40		120,000	112,588
Genzyme
3.625% 6/15/15		235,000	243,352
5.00% 6/15/20		90,000	94,917
HCA PIK 9.625% 11/15/16		50,000	54,063
Hospira 6.40% 5/15/15		230,000	260,656
Kellogg 4.00% 12/15/20		120,000	118,120
Life Technologies 6.00% 3/1/20		70,000	75,134
Medco Health Solutions
4.125% 9/15/20		120,000	116,742
7.125% 3/15/18		70,000	82,350
Merck 3.875% 1/15/21		75,000	74,152
#PHH 144A 9.25% 3/1/16		70,000	75,425
#Roche Holdings 144A 6.00% 3/1/19		55,000	63,658
*Safeway 3.95% 8/15/20		80,000	75,225
#Woolworths 144A 4.00% 9/22/20		65,000	63,347
Yale University 2.90% 10/15/14		160,000	166,387
Zimmer Holdings 4.625% 11/30/19		180,000	185,516
			3,372,222

Electric – 4.30%
*Ameren Illinois 9.75% 11/15/18	310,000	399,184
#American Transmission Systems 144A 5.25% 1/15/22	145,000	147,963
CMS Energy
6.55% 7/17/17	55,000	59,563
8.75% 6/15/19	95,000	112,590
Commonwealth Edison
*4.00% 8/1/20	35,000	34,095
5.80% 3/15/18	40,000	44,879
#Enel Finance International 144A 6.25% 9/15/17	100,000	109,136
Exelon Generation 4.00% 10/1/20	80,000	74,419
Florida Power 5.65% 6/15/18	30,000	33,730
#LG&E & KU Energy 144A 3.75% 11/15/20	85,000	80,674
NiSource Finance
6.40% 3/15/18	35,000	39,542
6.80% 1/15/19	45,000	51,673
Oncor Electric Delivery
7.00% 9/1/22	45,000	53,470
#144A 5.00% 9/30/17	65,000	69,429
#144A 5.25% 9/30/40	20,000	18,881
Pacific Gas & Electric 5.625% 11/30/17	15,000	16,997
Pennsylvania Electric 5.20% 4/1/20	175,000	180,064
@#Power Receivables Finance 144A 6.29% 1/1/12	18,224	18,233
PPL Electric Utilities 7.125% 11/30/13	95,000	109,738
Public Service Oklahoma 5.15% 12/1/19	115,000	121,203
Southern California Edison 5.50% 8/15/18	135,000	152,218
#Tampa Electric 144A 5.40% 5/15/21	100,000	108,150
		2,035,831
Energy – 3.67%
Anadarko Petroleum 5.95% 9/15/16	90,000	98,832
Chesapeake Energy 9.50% 2/15/15	60,000	70,500
*#ENI 144A 4.15% 10/1/20	100,000	96,706
Nexen 7.50% 7/30/39	30,000	32,429
*Noble Energy 8.25% 3/1/19	120,000	152,476
Noble Holding International 3.05% 3/1/16	55,000	55,220
Pemex Project Funding Master Trust 6.625% 6/15/35	50,000	50,305
Petrobras International Finance
5.375% 1/27/21	60,000	60,645
5.75% 1/20/20	30,000	31,124
5.875% 3/1/18	20,000	21,426
#PetroHawk Energy 144A 7.25% 8/15/18	115,000	118,738
Pride International 6.875% 8/15/20	125,000	137,188
SandRidge Energy 8.75% 1/15/20	115,000	123,050
#SEMCO Energy 144A 5.15% 4/21/20	160,000	164,659
Sempra Energy 6.15% 6/15/18	65,000	74,037
Transocean 6.50% 11/15/20	80,000	87,024
Weatherford International
5.125% 9/15/20	55,000	55,580
9.625% 3/1/19	120,000	156,645
#Woodside Finance 144A
4.50% 11/10/14	135,000	143,051
8.125% 3/1/14	5,000	5,789
		1,735,424
Finance Companies – 2.27%
#CDP Financial 144A 4.40% 11/25/19	250,000	253,545
#ERAC USA Finance 144A 5.25% 10/1/20	190,000	196,558
General Electric Capital 6.00% 8/7/19	465,000	517,213
•#ILFC E-Capital Trust II 144A 6.25% 12/21/65	130,000	106,600
		1,073,916
Insurance – 0.93%
American International Group 5.45% 5/18/17	75,000	77,924
•Chubb 6.375% 3/29/67	85,000	90,525
#Health Care Services 144A 4.70% 1/15/21	45,000	45,515
*MetLife 6.817% 8/15/18	35,000	40,893
Prudential Financial 3.875% 1/14/15	175,000	182,529
‡@=w#Twin Reefs Pass Through Trust 144A 0.00% 12/31/49	300,000	0
		437,386

Natural Gas – 3.02%
Buckeye Partners 4.875% 2/1/21	110,000	109,993
CenterPoint Energy 5.95% 2/1/17	70,000	76,510
#CenterPoint Energy Resources 144A 4.50% 1/15/21	45,000	44,874
*•Enbridge Energy Partners 8.05% 10/1/37	75,000	79,533
Energy Transfer Partners 9.70% 3/15/19	180,000	236,260
Enterprise Products Operating
6.30% 9/15/17	60,000	68,355
9.75% 1/31/14	145,000	176,221
Kinder Morgan Energy Partners
6.00% 2/1/17	70,000	78,002
9.00% 2/1/19	150,000	191,124
#Midcontinent Express Pipeline 144A 5.45% 9/15/14	100,000	107,365
*ONEOK Partners 6.125% 2/1/41	45,000	44,847
Plains All American Pipeline/PPA Finance 8.75% 5/1/19	65,000	81,723
•TransCanada Pipelines 6.35% 5/15/67	135,000	135,607
		1,430,414
Real Estate – 1.39%
Developers Diversified Realty
7.875% 9/1/20	160,000	185,279
9.625% 3/15/16	105,000	126,440
Digital Realty Trust 5.875% 2/1/20	50,000	51,835
Liberty Property 4.75% 10/1/20	35,000	35,038
Regency Centers 5.875% 6/15/17	93,000	101,615
•#USB Realty 144A 6.091% 12/22/49	200,000	155,000
		655,207
Technology – 0.45%
National Semiconductor 6.60% 6/15/17	115,000	126,855
#Seagate Technology International 144A 10.00% 5/1/14	65,000	76,213
Symantec 4.20% 9/15/20	10,000	9,340
		212,408
Transportation – 0.69%
Burlington Northern Santa Fe
3.60% 9/1/20	15,000	14,302
4.70% 10/1/19	145,000	152,307
5.65% 5/1/17	55,000	61,450
5.75% 3/15/18	5,000	5,647
Canadian Pacific Railway 4.45% 3/15/23	95,000	92,949
		326,655
Total Corporate Bonds (cost $21,876,114)		22,257,706

Non-Agency Asset-Backed Securities – 4.13%
•Ally Auto Receivables Trust Series 2010-2 A3 1.131% 7/15/14	40,000	40,223
•Ally Master Owner Trust Series 2011-1 A1 1.136% 1/15/16	100,000	100,000
•American Express Credit Account Master Trust Series 2010-1 B 0.866% 11/16/15	100,000	99,889
•Bank of America Credit Card Trust Series 2008-A5 A5 1.466% 12/16/13	120,000	120,538
#Cabela's Master Credit Card Trust Series 2010-2A A1 144A 2.29% 9/17/18	100,000	98,378
#CIT Equipment Collateral 144A
Series 2009-VT1 A3 3.07% 8/15/16	71,862	72,498
Series 2010-VT1A A3 2.41% 5/15/13	100,000	100,640
Citibank Credit Card Issuance Trust
•Series 2004-C1 C1 0.916% 7/15/13	50,000	49,874
Series 2007-A3 A3 6.15% 6/15/39	225,000	262,244
•Citicorp Residential Mortgage Securities Series 2006-3 A5 5.948% 11/25/36	300,000	250,188
CNH Equipment Trust
•Series 2007-A A4 0.306% 9/17/12	12,626	12,625
Series 2008-A A4A 4.93% 8/15/14	95,030	97,312
Series 2009-C A3 1.85% 12/16/13	39,995	40,280
Discover Card Master Trust Series 2007-A1 A1 5.65% 3/16/20	150,000	171,177
Ford Credit Auto Owner Trust Series 2010-B B 2.54% 2/15/16	100,000	100,395
•Ford Credit Floorplan Master Owner Trust Series 2009-2 A 1.816% 9/15/14	100,000	101,393
Harley-Davidson Motorcycle Trust Series 2009-4 A3 1.87% 2/15/14	100,000	100,754
John Deere Owner Trust Series 2010-A A4 2.13% 10/17/16	90,000	91,848
•Merrill Auto Trust Securitization Series 2007-1 A4 0.32% 12/15/13	27,938	27,909
Mid-State Trust Series 11 A1 4.864% 7/15/38	14,301	14,292
Total Non-Agency Asset-Backed Securities (cost $1,922,525)		1,952,457

Non-Agency Collateralized Mortgage Obligations – 1.24%
Bank of America Alternative Loan Trust Series 2005-5 2CB1 6.00% 6/25/35	2,524	1,958
Citicorp Mortgage Securities Series 2006-4 3A1 5.50% 8/25/21	3,601	3,685
wCountrywide Home Loan Mortgage Pass Through Trust
Series 2006-17 A5 6.00% 12/25/36	1,133	1,088
•Series 2006-HYB1 3A1 3.092% 3/20/36	144,692	89,734

First Horizon Asset Securities Series 2006-3 1A11 6.25% 11/25/36		97,117	101,491
•#GSMPS Mortgage Loan Trust Series 1999-2 A 144A 7.919% 9/19/27		41,978	43,756
Lehman Mortgage Trust Series 2005-2 2A3 5.50% 12/25/35		96,242	93,364
#MASTR Reperforming Loan Trust Series 2005-1 1A5 144A 8.00% 8/25/34		97,963	99,480
•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35		74,951	74,127
Wells Fargo Mortgage Backed Securities Trust
•Series 2005-AR16 2A1 2.79% 10/25/35		6,928	6,552
Series 2006-4 1A8 5.75% 4/25/36		71,724	72,045
Total Non-Agency Collateralized Mortgage Obligations (cost $612,187)			587,280

Regional Bonds – 1.02%Δ
Australia – 1.00%
New South Wales Treasury 6.00% 5/1/20	AUD	433,000	429,450
Queensland Treasury 6.00% 6/14/21	AUD	42,000	42,137
			471,587
Canada – 0.02%
Quebec Province 4.50% 12/1/19	CAD	11,000	11,472
			11,472
Total Regional Bonds (cost $433,004)			483,059

«Senior Secured Loans – 6.08%
Affinion Group Tranche B 5.00% 10/7/16	USD	74,812	75,365
Alliance HealthCare Services 5.50% 6/1/16		49,874	50,529
Armstrong World Industries Tranche B 5.00% 5/23/17		50,000	50,813
ATI Holdings 7.50% 3/12/16		114,137	115,422
AZ Chemical 6.75% 11/19/16		118,723	121,086
BNY Convergex Group
5.25% 11/29/16		50,000	50,556
8.75% 11/29/17		50,000	51,325
Bresnan Broadband Holdings 4.50% 12/6/17		50,000	50,566
Brickman Group Holdings Tranche B 7.25% 10/14/16		50,000	51,250
Calpine 7.00% 7/1/17		98,976	100,214
Charter Communications Operating Tranche B 8.50% 3/6/14		52,463	53,917
Chester Downs & Marina 12.375% 12/31/16		77,031	79,037
Citycenter Holdings 7.50% 1/10/15		50,000	50,979
Darling International Tranche B 5.00% 11/9/16		25,000	25,313
Davita Tranche B 4.50% 10/20/16		50,000	50,787
Dunkin Brands Tranche B 5.75% 11/19/17		100,000	101,729
Energy Future Holdings Tranche B2 3.764% 10/10/14		60,000	49,515
Fifth Third Processing 8.50% 11/3/17		50,000	51,500
First Data Tranche B2 3.011% 9/24/14		80,000	75,819
Goodman Global Tranche B 5.75% 10/28/16		49,875	50,424
Graham Packaging Tranche D 6.00% 9/23/16		49,875	50,880
Gray Television Tranche B 3.77% 12/31/14		115,581	114,735
Grifols Tranche B 6.00% 6/4/16		50,000	50,817
HCA Tranche B2 3.539% 3/31/17		50,000	50,688
HGI Holdings 6.75% 7/27/17		49,875	50,841
Houghton International Tranche B 6.75% 1/11/16		50,000	50,938
Intelsat Jackson Holdings Tranche B 5.25% 4/3/18		75,000	76,136
Level 3 Communications Tranche B 11.50% 3/13/14		135,000	146,137
MedAssets Tranche B 5.25% 11/15/16		142,000	143,952
MGM MIRAGE Tranche E 7.00% 2/21/14		60,000	59,033
NBTY Tranche B 6.25% 10/1/17		25,000	25,396
Novelis Tranche B 5.25% 11/29/16		50,000	50,977
Nuveen Investment 2nd Lien 12.50% 7/9/15		65,000	70,493
PQ 6.77% 7/30/15		50,000	49,225
Reynolds Group Holdings Tranche D 6.50% 5/5/16		130,000	130,314
Rockwood Specialties Group Tranche H 6.00% 5/15/14		125,635	126,199
Syniverse Holdings 5.00% 10/28/17		25,000	25,412
Toys R Us Tranche B 6.00% 9/1/16		49,875	50,602
Transdigm Group Tranche B 5.00% 12/26/16		50,000	50,892
Univision Communications 4.505% 3/29/17		119,911	118,018
Visant 7.00% 12/22/16		74,813	76,038
Total Senior Secured Loans (cost $2,809,465)			2,873,869

Sovereign Bonds – 3.98%Δ
Australia – 1.32%
Australian Government Bonds
4.50% 4/15/20	AUD	439,000	406,446
6.00% 2/15/17	AUD	210,000	216,409
			622,855

Belgium – 0.06%
Belgium Government Bond 4.25% 9/28/21	EUR	21,200	28,946
			28,946
Brazil – 0.64%
Republic of Brazil
7.125% 1/20/37	USD	60,000	71,700
8.875% 10/14/19		60,000	79,650
10.25% 1/10/28	BRL	250,000	150,300
			301,650
Canada – 0.27%
Canadian Government Bond 3.75% 6/1/19	CAD	124,000	128,887
			128,887
Indonesia – 0.19%
Indonesia Treasury Bonds
10.50% 8/15/30	IDR	160,000,000	18,336
11.00% 11/15/20	IDR	572,000,000	72,386
			90,722
Norway – 1.45%
Norway Government Bonds
4.25% 5/19/17	NOK	1,180,000	213,557
4.50% 5/22/19	NOK	1,547,000	284,622
5.00% 5/15/15	NOK	1,018,000	189,436
			687,615
Turkey – 0.05%
Republic of Turkey 7.375% 2/5/25	USD	20,000	23,000
Turkey Government Bond 4.00% 4/29/15	TRY	413	275
			23,275
Total Sovereign Bonds (cost $1,802,009)			1,883,950

Supranational Banks – 1.15%
Inter-American Development Bank 5.375% 5/27/14	AUD	170,000	168,868
International Bank for Reconstruction & Development
2.125% 3/15/16	USD	105,000	105,005
5.375% 12/15/14	NZD	11,000	8,726
7.50% 7/30/14	NZD	309,000	261,312
Total Supranational Banks (cost $484,266)			543,911

U.S. Treasury Obligations – 3.02%
∞U.S. Treasury Bond 3.875% 8/15/40	USD	710,000	630,015
U.S. Treasury Notes
2.00% 1/31/16		225,000	225,510
2.25% 11/30/17		35,000	34,089
*2.625% 11/15/20		575,000	539,152
Total U.S. Treasury Obligations (cost $1,457,979)			1,428,766

		Number of
		Shares
Preferred Stock – 0.35%
Alabama Power 5.625%		1,855	45,355
•PNC Financial Services Group 8.25%		110,000	118,224
Total Preferred Stock (cost $153,583)			163,579

		Principal
		Amount°
≠Discount Note – 12.33%
Federal Home Loan Bank 0.10% 2/1/11	USD	5,832,016	5,832,016
Total Discount Note (cost $5,832,016)			5,832,016

Total Value of Securities Before Securities Lending Collateral – 108.67%
(cost $50,145,859)			51,397,049

	Number of
	Shares
Securities Lending Collateral** – 3.49%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	36,384	34,983
Delaware Investments Collateral Fund No.1	1,613,905	1,613,905
@†Mellon GSL Reinvestment Trust II	49,094	0
Total Securities Lending Collateral (cost $1,699,383)		1,648,888

Total Value of Securities – 112.16%
(cost $51,845,242)		53,045,937 ©
Obligation to Return Securities Lending Collateral** – (3.60%)		(1,699,383)
Liabilities Net of Receivables and Other Assets (See Notes) – (8.56%)z		(4,049,284)
Net Assets Applicable to 4,983,687 Shares Outstanding – 100.00%		$47,297,270

°Principal amount is stated in the currency in which each security is denominated.

AUD - Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
CHF – Swiss Franc
CLP – Chilean Peso
EUR – European Monetary Unit
GBP – British Pound Sterling
IDR – Indonesian Rupiah
KRW – South Korean Won
MXN – Mexican Peso
MYR – Malaysian Ringgit
NOK – Norwegian Kroner
NZD – New Zealand Dollar
TRY – Turkish Lira
USD – United States Dollar

•Variable rate security. The rate shown is the rate as of January 31, 2011. Interest rates reset periodically.
wPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2011, the aggregate amount of Rule 144A securities was $6,178,462, which represented 13.06% of the Portfolio’s net assets. See Note 5 in "Notes."
*Fully or partially on loan.
ΦStep coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at January 31, 2011.
@Illiquid security. At January 31, 2011, the aggregate amount of illiquid securities was $298,872, which represented 0.63% of the Portfolio’s net assets. See Note 5 in “Notes.”
=Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At January 31, 2011, the aggregate amount of fair valued securities was $0, which represented 0.00% of the Portfolio’s net assets. See Note 1 in "Notes."
‡Non income producing security. Security is currently in default.
ΔSecurities have been classified by country of origin.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at January 31, 2011.
∞Fully or partially pledged as collateral for futures contracts.
†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.
**See Note 4 in “Notes.”
©Includes $1,850,385 of securities loaned.
zOf this amount, $5,337,565 represents payable for securities purchased as of January 31, 2011.

Summary of Abbreviations:
ARM – Adjustable Rate Mortgage
BAML – Bank of America Merrill Lynch
BCLY – Barclays
CDS – Credit Default Swap
CITI – Citigroup Global Markets
GNMA – Government National Mortgage Association
GSC – Goldman Sachs & Co.
GSMPS – Goldman Sachs Reperforming Mortgage Securities
HSBC – Hong Kong Shanghai Bank
JPMC – JPMorgan Chase Bank
MASTR – Mortgage Asset Securitization Transactions, Inc.
MSC – Morgan Stanley & Co.
PIK – Pay-in-kind
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
yr – Year

1The following foreign currency exchange contracts, futures contracts and swap contract were outstanding at January 31, 2011:

Foreign Currency Exchange Contracts

	Contracts to Receive					Unrealized Appreciation
Counterparty	(Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	MXN	1,102,867	USD	(90,594)	3/4/11	$67
BAML	NOK	(1,925,219)	USD	332,686	3/4/11	(114)
BCLY	EUR	(56,862)	USD	77,701	3/4/11	(122)
BCLY	GBP	(103,349)	USD	165,465	3/4/11	(47)
GSC	NOK	(1,084,587)	USD	187,492	3/4/11	7
HSBC	AUD	51,486	USD	(51,157)	3/4/11	(44)
HSBC	EUR	76,179	USD	(104,550)	3/4/11	(291)
HSBC	NOK	(591,238)	USD	102,145	3/4/11	(59)
JPMC	BRL	(174,639)	USD	103,594	3/4/11	(396)
JPMC	CLP	29,655,000	USD	(61,176)	3/4/11	320
JPMC	EUR	(46,836)	USD	64,254	3/4/11	154
JPMC	MYR	705,052	USD	(230,319)	2/7/11	(124)
JPMC	MYR	705,052	USD	(230,579)	3/4/11	(750)
MSC	CHF	33,074	USD	(35,252)	3/4/11	(204)
MSC	EUR	(89,389)	USD	122,593	3/4/11	254
MSC	KRW	35,295,500	USD	(31,384)	2/4/11	126
MSC	KRW	35,295,500	USD	(31,486)	3/4/11	(32)
MSC	MXN	160,797	USD	(13,211)	3/4/11	7
MSC	MYR	(690,192)	USD	225,236	2/4/11	(149)
MSC	MYR	(690,192)	USD	225,288	3/4/11	303
						$(1,094)

Futures Contracts

				Unrealized
	Notional	Notional		Appreciation
Contracts to Sell	Cost	Value	Expiration Date	(Depreciation)
(5) U.S. Long Bond	$(630,290)	$(603,125)	3/22/11	$27,165
(2) U.S. Treasury 5 yr Notes	(235,847)	(236,828)	3/31/11	(981)
(5) U.S. Treasury 10 yr Notes	(598,819)	(603,984)	3/22/11	(5,165)
	$(1,464,956)			$21,019

Swap Contracts
CDS Contracts

					Unrealized
	Swap &	Notional	Annual Protection	Termination	Appreciation
Counterparty	Referenced Obligation	Value	Payments	Date	(Depreciation)
	Protection Purchased:
BAML	Kingdom of Spain 5 yr CDS	$147,000	1.00%	12/20/15	$(5,575)
	ITRAXX Europe Subordinate
	Financials
BCLY	14.1 5 yr CDS	325,000	1.00%	1/20/15	3,820
	Kingdom of Spain
BCLY	5 yr CDS	151,000	1.00%	3/20/15	6,186
BCLY	5 yr CDS	70,000	1.00%	3/20/16	(2,493)
	United States of America
BCLY	5 yr CDS	82,000	0.25%	3/20/16	159
CITI	Sara Lee 5 yr CDS	45,000	1.00%	3/20/16	(2,840)
	ITRAXX Europe Subordinate
JPMC	Financials 14.1 5 yr CDS	620,000	1.00%	12/20/15	37,878
JPMC	Penney (J.C.) 5 yr CDS	95,000	1.00%	3/20/15	1,345
JPMC	Portuguese Republic 5 yr CDS	85,000	1.00%	6/20/15	9,364
JPMC	Viacom 5 yr CDS	130,000	1.00%	9/20/15	(1,909)
		$1,750,000			$45,935

	Protection Sold / Moody’s Rating:
CITI	MetLife 5 yr CDS / A	$55,000	5.00%	9/20/14	$4,272
JPMC	Comcast 5 yr CDS / Baa	130,000	1.00%	9/20/15	2,309
JPMC	MetLife 5 yr CDS / A	280,000	1.00%	12/20/14	12,426
JPMC	Tyson Foods CDS / Ba	70,000	1.00%	3/20/16	(308)
		$535,000			$18,699
Total					$64,634

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Portfolio’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 3 in ”Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently by Delaware Pooled® Trust – The Core Plus Fixed Income Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between bid and ask prices. Short-term debt securities are valued at market value. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment companies securities are valued at net asset value per share. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices of the contracts. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years (October 31, 2007 – October 31, 2010), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At January 31, 2011, the Portfolio held no investments in repurchase agreements.

To Be Announced Trades – The Portfolio may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., "when issued," "delayed delivery," "forward commitment," or "TBA transactions") consistent with the Portfolio’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Portfolio to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Portfolio on such purchases until the securities are delivered; however the market value may change prior to delivery.

Mortgage Dollar Rolls – The Fund may enter into mortgage “dollar rolls” in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Any difference between the sale price and the purchase price is netted against the interest income foregone on the securities to arrive at an implied borrowing (reverse repurchase) rate. Alternatively, the sale and purchase transactions that constitute the dollar roll can be executed at the same price, with the Fund being paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security. The Fund accounts for mortgage-dollar-roll transactions as purchases and sales, these transactions may increase the Fund’s portfolio turnover rate.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Portfolio’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, the changes are included with the net realized and unrealized gain or loss on investments. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At January 31, 2011, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$51,924,949
Aggregate unrealized appreciation	1,970,560
Aggregate unrealized depreciation	(849,572)
Net unrealized appreciation	$1,120,988

For federal income tax purposes, at October 31, 2010, capital loss carryforwards of $5,098,436 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $1,030,064 expires in 2015, $1,786,993 expires in 2016 and $2,281,379 expires in 2017.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 - inputs are significant unobservable inputs (including the Portfolio’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of January 31, 2011:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$-	$15,548,905	$100,000	$15,648,905
Corporate Debt	-	25,412,863	-	25,412,863
Foreign Debt	-	2,910,920	-	2,910,920
U.S. Treasury Obligations	-	1,428,766	-	1,428,766
Short-Term Investments	-	5,832,016	-	5,832,016
Preferred Stock	-	163,579	-	163,579
Securities Lending Collateral	-	1,648,888	-	1,648,888
Total	$-	$52,945,937	$100,000	$53,045,937

Foreign Currency Exchange Contracts	$-	$(1,094)	$-	$(1,094)
Futures Contracts	$21,019	$-	$-	$21,019
Swap Contracts	$-	$64,634	$-	$64,634

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Agency,
	Asset-Backed
	and
	Mortgage-		Securities
	Backed	Corporate	Lending
	Securities	Debt	Collateral	Total
Balance as of 10/31/10	$-	$107,069	$2,673	$109,742
Purchases	100,000	-	-	100,000
Sales	-	(104,799)	(2,617)	(107,416)
Net realized gain	-	3,572	-	3,572
Net change in unrealized
appreciation/depreciation	-	(5,842)	(56)	(5,898)
Balance as of 1/31/11	$100,000	$-	$-	$100,000

Net change in unrealized
appreciation/depreciation
from investments
still held as of 1/31/11	$-	$-	$(2,538)	$(2,538)

During the period ended January 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Portfolio. This does not include transfers between Level 1 investments and Level 2 investments due to the Portfolio utilizing international fair value pricing during the period.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Portfolio may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Portfolio’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Futures Contracts – A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Portfolio may use futures in the normal course of pursuing its investment objective. The Portfolio may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to a Portfolio because futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Swap Contracts – The Portfolio may enter into interest rate swap contracts, index swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Portfolio may use interest rate swaps to adjust the Portfolio’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Portfolio invests in, such as the corporate bond market. The Portfolio may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Portfolio on favorable terms. The Portfolio may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Portfolio from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Portfolio receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Portfolio’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract's remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty. No interest rate swap contracts were outstanding at January 31, 2011.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Portfolio will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Portfolio will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract's remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty. No index swap contracts were outstanding at January 31, 2011.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular referenced security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Portfolio in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended January 31, 2011, the Portfolio entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At January 31, 2011, the net unrealized appreciation of credit default swaps was $64,639. If a credit event had occurred for all swap transactions where collateral posting was required as of January 31, 2011, the swaps' credit-risk-related contingent features would have been triggered and the Portfolio would have received $1,215,000 less the value of the contracts' related reference obligations.

As disclosed in the footnotes to the schedule of investments, at January 31, 2011, the notional value of the protection sold was $535,000, which reflects the maximum potential amount the Portfolio would have been required to make as a seller of credit protection if a credit event had occurred. The quoted market prices and resulting market values for credit default agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At January 31, 2011, the net unrealized appreciation of the protection sold was $18,699.

CDS may involve greater risks than if the Portfolio had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Portfolio’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statement of net assets.

Fair values of derivative instruments as of January 31, 2011 were as follows:

	Asset Derivatives		Liability Derivatives
	Schedule of Investments	Fair	Statement of Investments
	Location	Value	Location	Fair Value
Foreign exchange contracts (Forward currency contracts)	Liabilities net of receivables and other assets	$312	Liabilities net of receivables and other assets	$(1,406)

Interest rate contracts (Futures contracts)	Liabilities net of receivables and other assets	21,019	Liabilities net of receivables and other assets	-

Credit contracts (Swaps contracts)	Liabilities net of receivables and other assets	70,209	Liabilities net of receivables and other assets	(5,575)

Total		$91,540		$(6,981)

The effect of derivative instruments on the statement of operations for the year ended January 31, 2011 was as follows:

			Change in Unrealized
	Location of Gain or	Realized Gain or Loss	Appreciation or Depreciation on
	Loss on Derivatives	on Derivatives	Derivatives Recognized in
	Recognized in Income	Recognized in Income	Income
Foreign exchange contracts (Forward currency contracts)	Net realized loss on forward currency contracts/unrealized appreciation of investments and foreign currencies	$(53,541)	$1,096

Interest rate contracts (Futures contracts)	Net realized gain on futures contracts/net change in unrealized depreciation of investments and foreign currencies	16,609	(6,470)

Credit contracts (Swaps contracts)	Net realized loss on swap contracts/net change in unrealized appreciation of investments and foreign currencies	(6,378)	36,118

Total		$(43,310)	$30,744

4. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Portfolio’s’ previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Portfolio’s’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

At January 31, 2011, the value of the securities on loan was $1,850,385, for which the Portfolio received collateral, comprised of non-cash collateral valued at $231,901, and cash collateral of $1,699,383. At January 31, 2011, the value of invested collateral was $1,648,888. Investments purchased with cash collateral are presented on the schedule of investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
The Portfolio may invest a portion of its net assets in high yield fixed income securities, which are securities rater lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investor Services, or similarly rated by another nationally recognized statistical rating organization. Investments in these high yield securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Portfolio invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Portfolio’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined no material events or transactions occurred subsequent to January 31, 2011 that would require recognition or disclosure in the Portfolio’s financial statements.

Delaware Pooled® Trust – The Delaware Macquarie Real Estate Portfolio

January 31, 2011 (Unaudited)

As of January 31, 2011, there were no holdings for the Portfolio.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust -The Delaware Macquarie Real Estate Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken for the open tax year ended October 31, 2010, and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At January 31, 2011, the Portfolio held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Portfolio's understanding of the applicable country’s tax rules and rates. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

There are no holdings at the end of the period.

3. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon's securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreement collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and are subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower. The Portfolio had no securities out on loan as of January 31, 2011.

4. Credit and Market Risk
The Portfolio concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Portfolio holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Portfolio is also affected by interest rate changes, particularly if the real estate investment trusts it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of January 31, 2011, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio's Liquidity Procedures.

5. Subsequent Events
On February 17, 2011, the Portfolio’s Board of Trustees approved a proposal to liquidate and dissolve the Portfolio. The liquidation and dissolution took effect on February 18, 2011.

Management has determined no additional material events or transactions occurred subsequent to January 31, 2011, that would require recognition or disclosure in the Portfolio’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The Emerging Markets Portfolio

January 31, 2011

	Number of	Value
	Shares	(U.S. $)
Common Stock – 94.62%Δ
Brazil – 14.61%
AES Tiete	102,494	$1,274,798
*AmBev ADR	248,000	6,621,600
Cielo	1,440,637	10,687,064
Companhia de Concessoes Rodoviarias	421,600	11,637,930
*Companhia Siderurgica Nacional ADR	515,400	8,792,724
CPFL Energia	324,447	7,985,190
Itau Unibanco Holding ADR	263,700	5,669,550
Redecard	745,100	9,204,834
Santos Brasil Participacoes	181,999	2,701,334
Vale ADR	638,200	19,771,437
		84,346,461
Chile – 2.46%
Enersis ADR	577,500	11,988,900
#Inversiones Aguas Metropolitan 144A ADR	71,300	2,196,774
		14,185,674
China/Hong Kong – 21.15%
Beijing Enterprises Holdings	889,999	5,236,152
China BlueChemical Class H	5,853,000	4,859,419
China Construction Bank Class H	19,798,770	17,497,345
=*China Gas Holdings	8,940,000	3,313,829
China Merchants Holdings International	2,564,000	11,211,946
China Mobile	1,186,000	11,658,304
China Resources Power Holdings	5,506,000	9,674,023
China Shenhua Energy Series H	838,500	3,431,594
=China Shipping Development Class H	5,732,000	6,962,271
ENN Energy Holdings	1,650,000	4,960,182
Hengan International Group	573,000	4,301,213
Industrial & Commercial Bank of China Class H	23,547,804	17,623,571
Jiangsu Expressway Class H	6,254,000	6,745,123
*Tingyi Cayman Islands Holding	2,996,000	7,356,086
Want Want China Holdings	8,670,000	7,230,689
		122,061,747
Colombia – 0.62%
BanColombia ADR	61,300	3,582,372
		3,582,372
Czech Republic – 1.28%
*CEZ	157,043	7,405,209
		7,405,209
Egypt – 0.24%
=MobiNil-Egyptian Mobile Services	62,197	1,379,961
		1,379,961
India – 5.24%
Axis Bank	365,684	9,950,407
HCL Technologies	501,749	5,391,245
Rural Electrification	1,734,474	9,250,308
Tata Motors	226,110	5,674,843
		30,266,803
Indonesia – 2.60%
Astra International	409,500	2,229,708
Perusahaan Gas Negara	27,165,000	12,773,593
		15,003,301
Kazakhstan – 1.08%
KazMunaiGas Exploration Production GDR	288,169	6,223,298
		6,223,298
Malaysia – 1.14%
Maxis	3,766,000	6,583,964
		6,583,964

Mexico – 5.76%
†Compartamos	4,339,600	8,762,461
*Grupo Aeroportuario del Pacifico ADR	180,300	7,058,745
Grupo Mexico Series B	2,797,100	10,979,913
†Grupo Televisa ADR	119,100	2,865,546
Kimberly-Clark de Mexico Class A	645,000	3,564,787
		33,231,452
Peru – 1.36%
Credicorp	75,130	7,833,054
		7,833,054
Philippines – 1.66%
Philippine Long Distance Telephone ADR	172,300	9,597,110
		9,597,110
Poland – 0.82%
Bank Pekao	36,079	2,148,721
Polska Grupa Energetyczna	325,477	2,592,700
		4,741,421
Republic of Korea – 4.82%
Kangwon Land	124,410	2,891,280
KB Financial Group	183,249	9,468,446
KT&G	263,531	13,926,778
SK Telecom ADR	86,900	1,503,370
		27,789,874
Russia – 3.58%
*Gazprom ADR	368,869	9,811,915
LUKOIL ADR	175,464	10,873,504
		20,685,419
South Africa – 6.83%
*African Bank Investments	2,126,608	10,815,261
Pretoria Portland Cement	940,508	4,080,035
Sasol	348,943	16,925,089
*Tiger Brands	294,550	7,620,350
		39,440,735
Taiwan – 11.05%
Chunghwa Telecom	1,222,836	3,740,064
Chunghwa Telecom ADR	281,438	8,406,565
Far EasTone Telecommunications	2,108,765	3,156,986
HTC	107,400	3,609,802
Lite-On Technology	3,687,598	5,001,132
MediaTek	688,645	9,340,116
President Chain Store	1,701,715	7,246,212
Quanta Computer	1,407,000	2,966,757
Taiwan Semiconductor Manufacturing	6,710,588	17,447,185
Wistron	1,452,000	2,833,560
		63,748,379
Thailand – 3.60%
Kasikornbank Foreign	761,054	2,919,834
Kasikornbank NVDR	1,656,600	6,191,782
PTT PCL Foreign	1,074,500	11,650,995
		20,762,611
Turkey – 4.72%
Tofas Turk Otomobil Fabrikasi	610,089	3,301,999
Tupras Turkiye Petrol Rafine	421,817	10,963,994
Turkcell Iletisim Hizmet	869,163	5,356,217
Turkiye Garanti Bankasi	1,710,334	7,644,980
		27,267,190
Total Common Stock (cost $474,732,703)		546,136,035

Preferred Stock – 4.20%
Brazil – 2.45%
AES Tiete 9.23%	219,700	3,093,587
Investimentos Itau 3.32%	1,561,416	11,039,936
		14,133,523
Republic of Korea – 1.75%
Hyundai Motor 2.44%	54,859	3,250,503
Samsung Electronics 1.63%	11,468	6,820,209
		10,070,712
Total Preferred Stock (cost $17,221,787)		24,204,235

	Principal
	Amount
	(U.S. $)
≠Discount Note – 1.65%
Federal Home Loan Bank 0.10% 2/1/11	$9,530,027	9,530,027
Total Discount Note (cost $9,530,027)		9,530,027

Total Value of Securities Before Securities Lending Collateral – 100.47%
(cost $501,484,517)		579,870,297
	Number of
	Shares
Securities Lending Collateral** – 2.98%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	438,067	421,201
Delaware Investments Collateral Fund No.1	16,790,240	16,790,240
@†Mellon GSL Reinvestment Trust II	546,716	0
Total Securities Lending Collateral (cost $17,775,023)		17,211,441

Total Value of Securities – 103.45%
(cost $519,259,540)		597,081,738 ©
Obligation to Return Securities Lending Collateral** – (3.08%)		(17,775,023)
Liabilities Net of Receivables and Other Assets (See Notes) – (0.37%)		(2,128,701)
Net Assets Applicable to 52,649,514 Shares Outstanding – 100.00%		$577,178,014

ΔSecurities have been classified by country of origin.
*Fully or partially on loan.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2011, the aggregate amount of Rule 144A securities was $2,196,774 which represented 0.38% of the Portfolio’s net assets. See Note 5 in "Notes."
=Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At January 31, 2011, the aggregate amount of fair valued securities was $11,656,061, which represented 2.02% of the Portfolio’s net assets. See Note 1 in "Notes."
†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.
**See Note 4 in “Notes.”
@Illiquid security. At January 31, 2011, the aggregate amount of illiquid securities was $0, which represented 0.00% of the Portfolio’s net assets. See Note 5 in "Notes."
©Includes $16,745,788 of securities loaned.

Summary of Abbreviations:
ADR – American Depositary Receipts
CZK – Czech Koruna
GDR – Global Depositary Receipts
IDR – Indonesia Rupiah
MNB – Mellon National Bank
NVDR – Non-Voting Depositary Receipts
THB – Thailand Baht
TRY – Turkish Lira
USD – United States Dollar

1The following foreign currency exchange contracts were outstanding at January 31, 2011:

Foreign Currency Exchange Contracts

						Unrealized
						Appreciation
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
MNB	CZK	(2,856,844)	USD	161,404	2/1/11	$(255)
MNB	IDR	3,239,832,181	USD	(357,993)	2/1/11	26
MNB	THB	21,571,865	USD	(698,232)	2/1/11	-
MNB	THB	16,346,101	USD	(529,257)	2/2/11	(171)
MNB	TRY	(373,695)	USD	232,441	2/1/11	(433)
						$(833)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Portfolio’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust -The Emerging Markets Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid an ask prices. Investment company securities are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years (October 31, 2007 - October 31, 2010), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At January 31, 2011, the Portfolio held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Portfolio’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Portfolio may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At January 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$521,608,566
Aggregate unrealized appreciation	$101,775,848
Aggregate unrealized depreciation	(26,302,676)
Net unrealized appreciation	$75,473,172

For federal income tax purposes, at October 31, 2010, capital loss carryforwards of $24,783,996 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire in 2017.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 – inputs are significant unobservable inputs (including the Portfoio’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of January 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock	$199,048,996	$335,430,978	$11,656,061	$546,136,035
Discount Note	-	9,530,027	-	9,530,027
Securities Lending Collateral	-	17,211,441	-	17,211,441
Preferred Stock	14,133,523	10,070,712	-	24,204,235
Total	$213,182,519	$372,243,158	$11,656,061	$597,081,738
Foreign Currency Exchange Contracts	$-	$(833)	$-	$(833)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

		Securities
	Common	Lending
	Stock	Collateral	Total
Balance as of 10/31/10	$-	$29,772	$29,772
Sales	-	(29,139)	(29,139)
Transfers into Level 3	13,179,906	-	13,179,906
Net change in unrealized
appreciation/depreciation	(1,523,845)	(633)	(1,524,478)
Balance as of 1/31/11	$11,656,061	$-	$11,656,061

Net change in unrealized
appreciation/depreciation
from investments
still held as of 1/31/11	$(1,523,845)	$(28,266)	$(1,552,111)

During the period ended January 31, 2011, transfers out of Level 1 investments into Level 3 investments were made in the amount of $13,179,906. This was due to the Portfolio utilizing a fair value price for investments in which trading had been halted. This does not include transfers between Level 1 investments and Level 2 investments due to the Portfolio utilizing international fair value pricing during the period.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Portfolio enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Portfolio’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

4. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Portfolio’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Portfolio’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

At January 31, 2011, the value of securities on loan was $16,745,788, for which cash collateral was received and invested in accordance with the Lending Agreement. At January 31, 2011, the value of invested collateral was $17,211,441. Such investments are presented on the schedule of investments under the caption “Securities Lending Collateral”.

5. Credit and Market Risk
Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined no material events or transactions occurred subsequent to January 31, 2011 that would require recognition or disclosure in the Portfolio’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The Emerging Markets Portfolio II

January 31, 2011

	Number of	Value
	Shares	(U.S. $)
Common Stock – 95.90%Δ
Argentina – 1.27%
@Cresud ADR	6,200	$113,522
IRSA Inversiones y Representaciones ADR	3,100	49,290
		162,812
Bahrain – 0.17%
†#=Aluminum Bahrain GDR 144A	1,800	21,976
		21,976
Brazil – 16.68%
All America Latina Logistica	10,007	84,497
Banco Bradesco ADR	4,730	89,492
Banco Santander Brasil ADR	14,800	171,680
Brasil Foods ADR	7,000	116,550
Braskem ADR	5,200	131,196
Centrais Eletricas Brasileiras ADR	12,800	174,463
Cyrela Brazil Realty	4,880	53,878
†Fibria Celulose ADR	7,500	114,825
Hypermarcas	9,300	110,652
Light	4,100	64,297
Petroleo Brasileiro ADR	13,100	481,162
Santos Brasil Participacoes	6,400	94,993
Vale ADR	10,300	358,748
Vivo Participacoes	2,600	88,504
		2,134,937
China – 11.98%
†Alibaba.com	34,000	67,382
Bank of China	209,000	109,174
China Construction Bank	130,590	115,410
China Mobile ADR	4,800	235,872
China Petroleum & Chemical ADR	500	55,110
China Telecom	62,000	36,774
China Unicom ADR	9,000	148,140
CNOOC ADR	200	44,532
@Huaneng Power International ADR	5,300	118,614
Industrial & Commercial Bank of China	137,000	102,533
†Leoch International Technology	6,000	3,078
PetroChina ADR	800	111,416
†Shanda Games ADR	6,300	37,611
†Shanda Interactive Entertainment ADR	3,000	119,550
†Sina	1,500	127,875
Tianjin Development Holdings	56,000	47,664
Tingyi Cayman Islands Holding	10,000	24,553
Tsingtao Brewery	4,000	18,482
†Xueda Education Group ADR	1,000	10,000
		1,533,770
Hungary – 0.95%
†OTP Bank	4,339	121,246
		121,246
India – 0.87%
#Reliance Industries GDR 144A	2,800	111,300
		111,300
Indonesia – 1.77%
Tambang Batubara Bukit Asam	62,000	136,058
United Tractors	38,000	90,340
		226,398
Israel – 0.46%
Israel Chemicals	3,700	58,233
		58,233
Malaysia – 3.47%
Hong Leong Bank	16,200	48,986

KLCC Property Holdings	80,400	89,313
Malayan Banking	40,208	114,820
†Petronas Chemicals Group	36,900	73,643
†UEM Land Holdings	133,100	118,033
		444,795
Mexico – 4.76%
America Movil Class L ADR	2,300	131,077
Cemex ADR	16,600	157,202
†Empresas ICA ADR	8,800	89,232
Fomento Economico Mexicano ADR	1,400	74,298
†Grupo Televisa ADR	4,500	108,270
Wal-Mart de Mexico	17,469	48,576
		608,655
Peru – 1.50%
Cia de Minas Buenaventura ADR	2,900	118,900
Creditcorp	700	72,982
		191,882
Poland – 2.67%
Polska Grupa Energetyczna	12,510	99,653
Polski Koncern Naftowy Orlen	4,282	71,099
Powszechna Kasa Oszczednosci Bank Polski	3,940	56,463
Powszechny Zaklad Ubezpieczen	953	114,629
		341,844
Republic of Korea – 14.65%
KB Financial Group ADR	5,200	270,764
KT ADR	6,100	120,048
KT&G	3,237	171,065
LG Display ADR	3,300	55,935
LG Electronics	1,245	130,352
LG Uplus	11,670	68,316
†Lotte Chilsung Beverage	165	130,693
†Lotte Confectionery	96	121,556
POSCO ADR	1,100	112,354
Samsung Electronics	374	328,784
Samsung Life Insurance	1,310	120,842
SK Telecom ADR	14,100	243,930
		1,874,639
Russia – 6.77%
Gazprom ADR	7,300	194,180
LUKOIL ADR	1,900	117,743
MMC Norilsk Nickel ADR	4,500	114,120
Rosneft Oil GDR	16,400	139,815
Sberbank	60,580	212,030
VTB Bank GDR	12,400	89,053
		866,941
South Africa – 5.51%
ABSA Group	4,613	85,428
Anglo Platinum	830	81,539
ArcelorMittal Steel South Africa	7,718	88,186
Impala Platinum Holdings	1,994	56,770
Sasol ADR	2,300	112,309
Standard Bank Group	8,132	119,205
Vodacom Group	16,672	162,472
		705,909
Taiwan – 9.01%
Cathay Financial Holding	39,750	73,475
Chunghwa Telecom ADR	2,800	83,636
Fubon Financial Holding	65,096	90,414
Hon Hai Precision Industry	59,160	252,361
HTC	4,200	141,165
MediaTek	7,004	94,996
†MStar Semiconductor	4,000	31,956
Taiwan Semiconductor Manufacturing	42,000	109,198
Taiwan Semiconductor Manufacturing ADR	9,000	117,630
United Microelectronics	258,000	158,611
		1,153,442
Thailand – 1.67%
Bangkok Bank	12,300	59,495
PTT	7,700	83,493
PTT Exploration & Production	5,800	30,131
Siam Cement NVDR	4,000	40,549
		213,668

Turkey – 2.63%
†Torunlar Gayrimenkul Yatirim Ortakligi	11,868	49,410
†Turk Sise ve Cam Fabrikalari	35,449	72,941
Turkcell Iletisim Hizmet ADR	8,100	125,226
Turkiye Is Bankasi Class C	28,034	88,457
		336,034
United Kingdom – 0.48%
Anglo American ADR	2,500	61,317
		61,317
United States – 8.63%
Archer-Daniels-Midland	6,900	225,423
Avon Products	6,700	189,677
Bunge	3,600	245,052
†MEMC Electronic Materials	9,900	109,791
†Yahoo	20,800	335,296
		1,105,239
Total Common Stock (cost $10,821,091)		12,275,037

	Principal
	Amount
≠Discount Note – 4.39%
Federal Home Loan Bank 0.10% 2/1/11	$562,002	562,002
Total Discount Note (cost $562,002)		562,002

Total Value of Securities – 100.29%
(cost $11,383,093)		12,837,039
Liabilities Net of Receivables and Other Assets (See Notes) – (0.29%)		(37,166)
Net Assets Applicable to 1,293,041 Shares Outstanding – 100.00%		$12,799,873

ΔSecurities have been classified by country of origin.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2011, the aggregate amount of Rule 144A securities was $133,276, which represented 1.04% of Portfolio’s net assets. See Note 4 in “Notes.”
†Non income producing security.
=Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At January 31, 2011, the aggregate amount of fair valued securities was $21,976, which represented 0.17% of the Portfolio’s net assets. See Note 1 in "Notes."
≠The rate shown is the effective yield at time of purchase.
@Illiquid security. At January 31, 2011, the aggregate amount of illiquid securities was $232,136, which represented 1.81% of the Portfolio’s net assets. See Note 5 in “Notes.”

Summary of Abbreviations:
ADR – American Depositary Receipts
GDR – Global Depositary Receipts
MNB – Mellon National Bank
NVDR – Non-Voting Depositary Receipts
TWD – Taiwan Dollar
USD – United States Dollar

1The following foreign currency exchange contract was outstanding at January 31, 2011:

Foreign Currency Exchange Contract
						Unrealized
						Appreciation
Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	(Depreciation)
MNB	TWD	(820,481)	USD	27,960	2/1/11	$(294)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Portfolio’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 3 in “Notes.”

Notes
1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust -The Emerging Markets Portfolio II (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years (October 31, 2007 - October 31, 2010), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At January 31, 2011, the Portfolio held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Portfolio’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments.. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Portfolio may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At January 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$11,383,093
Aggregate unrealized appreciation	$1,636,599
Aggregate unrealized depreciation	(182,653)
Net unrealized appreciation	$1,453,946

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 – inputs are significant unobservable inputs (including the Portfolio's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of January 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock	$7,545,943	$4,707,118	$21,976	$12,275,037
Short-Term Investments	-	562,002	-	562,002
Total	$7,545,943	$5,269,120	$21,976	$12,837,039

Foreign Currency Exchange Contracts	$-	$(294)	$-	$(294)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common
Stock
Balance as of 10/31/10	$-
Purchases	21,546
Net change in unrealized
appreciation/depreciation	430
Balance as of 1/31/11	$21,976

Net change in unrealized
appreciation/depreciation
from investments
still held as of 1/31/11	$430

During the period ended January 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Portfolio. Utilizing international fair value pricing for a security would cause transfers from Level 1 investments to Level 2 investments in the hierarchy.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts
The Portfolio enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Portfolio’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

4. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon's securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreement collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower. The Portfolio had no securities out on loan as of January 31, 2011.

5. Credit and Market Risk
Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined no material events or transactions occurred subsequent to January 31, 2011 that would require recognition or disclosure in the Portfolio’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The Focus Smid-Cap Growth Equity Portfolio

January 31, 2011

	Number of
	Shares	Value
Common Stock – 94.42%
Consumer Discretionary – 21.88%
†DineEquity	2,550	$131,529
Fastenal	2,500	145,150
Gentex	4,400	141,108
†Interval Leisure Group	6,000	94,020
†ITT Educational Services	1,150	75,716
Ritchie Bros Auctioneers	5,600	139,608
Strayer Education	1,825	219,000
Weight Watchers International	5,900	228,920
		1,175,051
Consumer Staples – 6.75%
†Peet's Coffee & Tea	4,350	165,996
Whole Foods Market	3,800	196,498
		362,494
Energy – 4.12%
Core Laboratories	2,425	221,306
		221,306
Financial Services – 15.05%
†Affiliated Managers Group	2,400	244,392
Heartland Payment Systems	8,700	137,460
†IntercontinentalExchange	1,480	178,325
†MSCI Class A	3,650	124,940
optionsXpress Holdings	8,300	123,338
		808,455
Healthcare – 12.27%
†ABIOMED	7,700	75,460
†athenahealth	2,950	126,673
Perrigo	3,150	229,131
Techne	3,300	227,535
		658,799
Producer Durables – 7.25%
Expeditors International Washington	4,000	202,680
Graco	4,400	186,912
		389,592
Technology – 22.89%
Blackbaud	7,500	197,175
†Polycom	6,300	276,254
†SBA Communications Class A	5,900	240,720
†Teradata	3,000	128,970
†VeriFone Holdings	5,300	211,682
VeriSign	5,200	174,980
		1,229,781
Utilities – 4.21%
†j2 Global Communications	8,200	226,320
		226,320
Total Common Stock (cost $3,673,026)		5,071,798

	Principal
	Amount
≠Discount Note – 5.66%
Federal Home Loan Bank 0.10% 2/1/11	$304,001	304,001
Total Discount Note (cost $304,001)		304,001

Total Value of Securities – 100.08%
(cost $3,977,027)		5,375,799
Liabilities Net of Receivables and Other Assets (See Notes) – (0.08%)		(4,229)
Net Assets Applicable to 397,616 Shares Outstanding – 100.00%		$5,371,570

†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust – The Focus Smid-Cap Growth Equity Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years (October 31, 2007 – October 31, 2010), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At January 31, 2011, the Portfolio held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates. The Portfolio declares and pays dividends from net investment income and distributions from net realized gains on investments, if any, annually. The Portfolio may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At January 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$4,274,376
Aggregate unrealized appreciation	$1,511,283
Aggregate unrealized depreciation	(409,860)
Net unrealized appreciation	$1,101,423

For federal income tax purposes, at October 31, 2010, capital loss carryforwards of $1,017,618 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $1,017,618 expires in 2017.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 – inputs are significant unobservable inputs (including the Portfolio’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Portfolio's investments by fair value hierarchy levels as of January 31, 2011:

	Level 1	Level 2	Total
Common Stock	$5,071,798	$-	$5,071,798
Short-Term Investment	-	304,001	304,001
Total	$5,071,798	$304,001	$5,375,799

There were no Level 3 securities at the beginning or end of the period.

During the period ended January 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Portfolio.

3. Securities Lending
The Portfolio along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon's securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreement collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower. The Portfolio had no securities out on loan as of January 31, 2011.

4. Credit and Market Risk
The Portfolio invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of January 31, 2011, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio's Liquidity Procedures.

5. Subsequent Events
Management has determined no material events or transactions occurred subsequent to January 31, 2011 that would require recognition or disclosure in the Portfolio’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The Global Fixed Income Portfolio

January 31, 2011

		Principal	Value
		Amount°	(U.S. $)
Bonds – 96.86%
Australia – 7.06%
Australian Government
5.25% 3/15/19	AUD	5,300,000	$5,210,591
6.00% 2/15/17	AUD	4,090,000	4,214,821
			9,425,412
Austria – 2.50%
Oesterreichische Kontrollbank 4.875% 2/16/16	USD	3,000,000	3,330,660
			3,330,660
Denmark – 3.44%
Denmark Government International Bond 2.75% 11/15/11		4,500,000	4,592,777
			4,592,777
France – 4.21%
Agence Francaise de Developement 1.80% 6/19/15	JPY	440,000,000	5,626,242
			5,626,242
Germany – 8.37%
Deutschland Republic 4.75% 7/4/28	EUR	500,000	780,205
Deutsche Telekom International Finance 8.75% 6/15/30	USD	758,000	1,001,073
KFW 5.25% 7/4/12	EUR	1,850,000	2,674,617
Rentenbank
1.375% 4/25/13	JPY	429,000,000	5,353,932
5.00% 2/15/13	USD	1,260,000	1,362,020
			11,171,847
Greece – 2.11%
Hellenic Republic Government 5.25% 5/18/12	EUR	2,200,000	2,820,559
			2,820,559
Italy – 6.21%
Italy Buoni Poliennali Del Tesoro
4.00% 2/1/37	EUR	3,800,000	4,294,454
4.75% 2/1/13	EUR	270,000	384,312
Republic of Italy 3.70% 11/14/16	JPY	270,000,000	3,607,897
			8,286,663
Japan – 11.89%
Development Bank of Japan 2.30% 3/19/26	JPY	100,000,000	1,309,938
Japan Finance Organization for Municipal Enterprises
1.55% 2/21/12	JPY	340,000,000	4,204,259
2.00% 5/9/16	JPY	430,000,000	5,627,682
Japan Government
10 yr Bond 1.20% 6/20/11	JPY	335,000,000	4,098,425
30 yr Bond 2.30% 6/20/35	JPY	50,000,000	633,013
			15,873,317
Netherlands – 6.20%
ING Bank
3.90% 3/19/14	USD	1,360,000	1,460,444
•6.125% 5/29/23	EUR	896,000	1,192,139
Netherlands Government 4.25% 7/15/13	EUR	3,200,000	4,655,917
Telefonica Europe 8.25% 9/15/30	USD	818,000	975,339
			8,283,839
Norway – 4.82%
Eksportfinans 1.60% 3/20/14	JPY	512,000,000	6,440,669
			6,440,669
Poland – 3.99%
Poland Government 5.25% 10/25/17	PLN	16,000,000	5,330,599
			5,330,599

Qatar – 1.83%
#Qatar Government International Bond 144A 5.25% 1/20/20	USD	2,300,000	2,438,000
			2,438,000
Slovakia – 1.74%
Slovakia Government Bond 4.90% 2/11/14	EUR	1,599,951	2,321,549
			2,321,549
Slovenia – 2.60%
Slovenia Government 4.375% 2/6/19	EUR	2,500,000	3,477,470
			3,477,470
Spain – 0.47%
Telefonica Emisiones 5.877% 7/15/19	USD	600,000	630,192
			630,192
Supranational – 10.22%
Asian Development Bank 2.35% 6/21/27	JPY	270,000,000	3,548,133
European Investment Bank
1.40% 6/20/17	JPY	304,000,000	3,851,729
1.90% 1/26/26	JPY	220,000,000	2,783,626
Nordic Investment Bank 1.70% 4/27/17	JPY	270,000,000	3,468,942
			13,652,430
Sweden – 2.03%
Sweden Government
3.00% 7/12/16	SEK	10,300,000	1,586,610
5.00% 12/1/20	SEK	6,400,000	1,127,611
			2,714,221
United Kingdom – 5.34%
HSBC Holdings 6.25% 3/19/18	EUR	900,000	1,338,608
•Lloyds TSB Bank 5.625% 3/5/18	EUR	1,237,000	1,608,308
#Royal Bank of Scotland 144A 4.875% 8/25/14	USD	2,150,000	2,211,092
Standard Chartered Bank 5.875% 9/26/17	EUR	850,000	1,224,174
•Standard Life 6.375% 7/12/22	EUR	540,000	743,038
			7,125,220
United States – 11.83%
Bank of America
5.65% 5/1/18	USD	2,000,000	2,086,234
7.625% 6/1/19		425,000	490,849
U.S. Treasury Bonds
4.50% 5/15/38		800,000	796,500
7.50% 11/15/24		240,000	332,325
U.S. Treasury Notes
1.875% 8/31/17		1,650,000	1,578,458
2.375% 3/31/16		3,000,000	3,051,564
3.625% 8/15/19		2,600,000	2,711,719
3.75% 11/15/18		1,350,000	1,434,059
4.00% 8/15/18		2,500,000	2,705,078
•Zurich Finance USA 4.50% 6/15/25	EUR	450,000	613,997
			15,800,783
Total Bonds (cost $119,493,597)			129,342,449

≠Discount Note – 1.43%
Federal Home Loan Bank 0.10% 2/1/11	USD	1,918,005	1,918,005
Total Discount Note (cost $1,918,005)			1,918,005

Total Value of Securities – 98.29%
(cost $121,411,602)			131,260,454
Receivables and Other Assets Net of Liabilities (See Notes) – 1.71%			2,279,413
Net Assets Applicable to 12,295,577 Shares Outstanding – 100.00%			$133,539,867

°Principal amount is stated in the currency in which each security is denominated.

AUD – Australian Dollar
EUR – European Monetary Unit
GBP – British Pound Sterling
JPY – Japanese Yen
PLN – Polish Zloty
SEK – Swedish Krona
USD – United States Dollar

•Variable rate security. The rate shown is the rate as of January 31, 2011. Interest rates reset periodically.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2011, the aggregate amount of Rule 144A securities was $4,649,092, which represented 3.48% of the Portfolio’s net assets. See Note 5 in “Notes.”
≠The rate shown is the effective yield at the time of purchase.

Summary of Abbreviations:
MNB – Mellon National Bank
yr – Year

1The following foreign cross currency exchange contract was outstanding at January 31, 2011:

Foreign Currency Exchange Contract

						Unrealized
						Appreciation
Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	(Depreciation)
MNB	EUR	(4,816,856)	GBP	4,159,500	4/28/11	$70,423

The use of foreign cross currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Portfolio’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Delaware Pooled® Trust – The Global Fixed Income Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S government and agency securities are valued at the mean between the bid and ask prices. Other debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years (October 31, 2007 – October 31, 2010), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At January 31, 2011, the Portfolio held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Portfolio’s Prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio isolates that portion of realized gains and losses on investments in debt securities which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Portfolio may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At January 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$121,433,810
Aggregate unrealized appreciation	$12,202,981
Aggregate unrealized depreciation	(2,376,337)
Net unrealized appreciation	$9,826,644

For federal income tax purposes, at October 31, 2010, capital loss carryforwards of $38,911 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $38,911 expires in 2016.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of January 31, 2011:

Level 2
Corporate Debt	$3,191,080
Foreign Debt	11,541,666
U.S. Treasury Obligations	12,609,703
Discount Note	1,918,005
Total	$131,260,454

Foreign Currency Exchange Contract	$70,423

There were no Level 1 or Level 3 securities at the beginning or end of the period.

During the period ended January 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Portfolio.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts
The Portfolio may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Portfolio’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

4. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon's securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreement collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower. The Portfolio had no securities out on loan as of January 31, 2011.

5. Credit and Market Risk
Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor's and Baa3 by Moody's Investor Services, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Portfolio may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 10% limit on investments in illiquid securities. As of January 31, 2011, no securities have been determined to be illiquid under the Portfolio's Liquidity Procedures. Rule 144A securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined no material events or transactions occurred subsequent to January 31, 2011 that would require recognition or disclosure in the Portfolio’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The Global Real Estate Securities Portfolio

January 31, 2011

	Number of	Value
	Shares	(U.S. $)
Common Stock – 95.52%Δ
Australia – 7.63%
*Charter Hall Office REIT	69,261	$216,380
*Commonwealth Property Office Fund	462,801	401,701
Dexus Property Group	374,766	310,924
Goodman Group	617,970	410,686
GPT Group	98,945	291,883
=@†GPT Group-In Specie	1,337,300	0
Stockland	113,359	407,321
Westfield Group	177,008	1,741,927
†Westfield Retail Trust	272,557	719,712
		4,500,534
Austria – 0.56%
Conwert Immobilien Invest	21,537	333,370
		333,370
Belgium – 1.26%
Cofinimmo	5,462	742,466
		742,466
Canada – 6.41%
*Boardwalk Real Estate Investment Trust	18,808	825,978
*Canadian Real Estate Investment Trust	26,912	859,937
Dundee Real Estate Investment Trust	11,336	342,757
First Capital Realty	32,564	499,459
*H&R Real Estate Investment Trust	33,671	693,291
*RioCan Real Estate Investment Trust	24,027	556,859
		3,778,281
China/Hong Kong – 14.89%
*Champion REIT	1,249,155	755,932
China Overseas Land & Investment	141,164	268,085
Great Eagle Holdings	298,000	999,451
Hang Lung Properties	212,642	936,551
Hongkong Land Holdings	161,000	1,136,284
Hysan Development	96,000	460,432
Link REIT	194,000	610,081
New World Development	142,000	271,235
Soho China	265,425	210,234
Sun Hung Kai Properties	126,735	2,129,864
Wharf Holdings	132,000	1,003,760
		8,781,909
France – 2.56%
*Klepierre	13,271	482,845
*Unibail-Rodamco	5,374	1,025,993
		1,508,838
Germany – 0.46%
*@Alstria Office REIT	19,194	273,832
		273,832
Japan – 11.42%
Japan Prime Realty Investment	242	649,430
Japan Real Estate Investment	49	490,903
Japan Retail Fund Investment	217	398,728
Mitsubishi Estate	73,672	1,392,753
*Mitsui Fudosan	85,446	1,743,402
Nippon Accomdations Fund	86	643,312
Sumitomo Realty & Development	24,900	605,953
Tokyu Livable	36,200	441,377
*United Urban Investment	269	366,913
		6,732,771
Netherlands – 0.54%
Vastned Retail	4,462	318,820
		318,820

Singapore – 3.99%
CapitaLand	113,145	319,945
Keppel Land	146,913	517,886
Mapletree Logistics Trust	914,760	670,021
Parkway Life Real Estate Investment Trust	269,812	378,491
Suntec Real Estate Investment Trust	384,712	467,611
		2,353,954
United Kingdom – 6.05%
British Land	104,057	863,080
Derwent London	24,275	609,356
Great Portland Estates	128,919	743,440
Hammerson	91,932	632,180
Segro	102,558	490,533
Shaftesbury	33,053	232,436
		3,571,025
United States – 39.75%
*Alexandria Real Estate Equities	5,912	455,460
AMB Property	15,298	513,248
Apartment Investment & Management	21,764	556,288
†Ashford Hospitality Trust	16,658	162,416
*AvalonBay Communities	4,140	479,950
*Boston Properties	12,425	1,172,547
BRE Properties	14,744	658,320
*Camden Property Trust	11,873	658,120
Colonial Properties Trust	13,845	265,686
†DiamondRock Hospitality	39,600	480,348
*Digital Realty Trust	10,727	583,549
*DuPont Fabros Technology	8,498	194,774
Education Realty Trust	63,586	495,971
Entertainment Properties Trust	5,951	273,925
Equity Lifestyle Properties	4,933	280,589
Equity Residential	25,144	1,362,552
*Extra Space Storage	16,651	320,199
*Federal Realty Investment Trust	5,672	456,199
First Potomac Realty Trust	15,222	245,074
*†Forest City Enterprises Class A	31,648	535,168
General Growth Properties	131	1,939
Glimcher Realty Trust	36,098	318,023
HCP	24,487	908,223
Host Hotels & Resorts	59,407	1,099,624
*Kilroy Realty	3,383	129,028
*Kimco Realty	36,354	657,644
Lexington Realty Trust	40,470	342,781
Liberty Property Trust	14,816	515,152
Macerich	10,025	487,817
Nationwide Health Properties	8,870	333,069
*Omega Healthcare Investors	6,339	141,233
ProLogis	21,004	313,380
Public Storage	9,653	1,051,984
*Regency Centers	10,435	449,853
Simon Property Group	26,510	2,689,439
SL Green Realty	9,371	681,834
Starwood Hotels & Resorts Worldwide	5,059	298,329
†Strategic Hotel & Resorts	40,171	221,342
*Tanger Factory Outlet Centers	9,328	243,554
UDR	16,240	381,315
*Ventas	10,926	605,956
Vornado Realty Trust	13,560	1,194,500
*Weingarten Realty Investors	9,195	225,461
		23,441,863
Total Common Stock (cost $48,912,866)		56,337,663

	Principal
	Amount (U.S. $)
≠Discount Note – 3.81%
Federal Home Loan Bank 0.10% 2/1/11	$2,246,006	2,246,006
Total Discount Note (cost $2,246,006)		2,246,006

Total Value of Securities Before Securities Lending Collateral – 99.33%
(cost $51,158,872)		58,583,669

	Number of
	Shares
Securities Lending Collateral** – 19.75%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	133,464	128,326
Delaware Investments Collateral Fund No.1	11,520,235	11,520,235
@†Mellon GSL Reinvestment Trust II	394,559	0
Total Securities Lending Collateral (cost $12,048,258)		11,648,561

Total Value of Securities – 119.08%
(cost $63,207,130)		70,232,230	©
Obligation to Return Securities Lending Collateral** – (20.43%)		(12,048,258)
Receivables and Other Assets Net of Liabilities (See Notes) – 1.35%		794,388
Net Assets Applicable to 10,726,815 Shares Outstanding – 100.00%		$58,978,360

ΔSecurities have been classified by country of origin.
*Fully or partially on loan.
†Non income producing security.
=Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At January 31, 2011, the aggregate amount of fair valued securities was $0, which represented 0.00% of the Portfolio’s net assets. See Note 1 in "Notes."
≠The rate shown is the effective yield at the time of purchase.
**See Note 4 in “Notes.”
@Illiquid security. At January 31, 2011, the aggregate amount of illiquid securities was $273,832, which represented 0.46% of the Portfolio’s net assets. See Note 5 in "Notes."
©Includes $11,662,658 of securities loaned.

Summary of Abbreviations:
AUD – Australian Dollar
HKD – Hong Kong Dollar
JPY – Japanese Yen
MNB – Mellon National Bank
REIT – Real Estate Investment Trust
SGD – Singapore Dollar
USD – United States Dollar

1The following foreign currency exchange contracts were outstanding at January 31, 2011:

Foreign Currency Exchange Contracts

						Unrealized
						Appreciation
Counterparty	Contract to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
MNB	AUD	313,668	USD	(311,912)	2/1/11	$607
MNB	HKD	(2,162,717)	USD	277,497	2/1/11	101
MNB	JPY	(11,383,437)	USD	138,434	2/3/11	(272)
MNB	SGD	(528,686)	USD	412,875	2/1/11	(188)
						$248

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Portfolio’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust -The Global Real Estate Securities Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices.

Investment company securities are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years (October 31, 2007 - October 2010), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Portfolio on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At January 31, 2011, the Portfolio held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Portfolio’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Portfolio may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At January 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$67,189,573
Aggregate unrealized appreciation	$8,356,288
Aggregate unrealized depreciation	(5,313,631)
Net unrealized appreciation	$3,042,657

For federal income tax purposes, at October 31, 2010, capital loss carryforwards of $109,237,085 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $1,245,667 expires in 2015, $53,802,495 expires in 2016, $50,784,384 expires in 2017 and $3,404,539 expires in 2018.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 – inputs are significant unobservable inputs (including the Portfoio’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of January 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock	$27,220,145	$29,117,518	$-	$56,337,663
Discount Note	-	2,246,006	-	2,246,006
Securities Lending Collateral	-	11,648,561	-	11,648,561
Total	$27,220,145	$43,012,085	$-	$70,232,230

Foreign Currency Exchange Contracts	$-	$248	$-	$248

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 10/31/10	$21,486
Sales	(21,030)
Net change in unrealized
appreciation/depreciation	(456)
Balance as of 1/31/11	$-

Net change in unrealized
appreciation/depreciation
from investments
still held as of 1/31/11	$(20,399)

During the period ended January 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Portfolio. This does not include transfers between Level 1 investments and Level 2 investments due to the Portfolio utilizing international fair value pricing during the period.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts
The Portfolio enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Portfolio’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

4. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Portfolio’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Portfolio’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

At January 31, 2011, the value of securities on loan was $11,662,658, for which cash collateral was received and invested in accordance with the Lending Agreement. At January 31, 2011, the value of invested collateral was $11,648,561. Such investments are presented on the schedule of investments under the caption “Securities Lending Collateral”.

5. Credit and Market Risk
Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Portfolio concentrates its investments in the real estate industry and is subject to some of the risks associated with that industry. If the Portfolio holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Portfolio is also affected by interest rate changes, particularly if the real estate investment trusts it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of January 31, 2011, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined no material events or transactions occurred subsequent to January 31, 2011 that would require recognition or disclosure in the Portfolio’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The High-Yield Bond Portfolio

January 31, 2011

	Principal	Value
	Amount (U.S. $)	(U.S. $)
Convertible Bonds – 0.70%
*Leap Wireless International 4.50% exercise price $93.21, expiration date 7/15/14	$168,000	$156,240
Live Nation Entertainment 2.875% exercise price $27.14, expiration date 7/14/27	67,000	59,714
†Mirant (Escrow) 2.50% exercise price $67.95, expiration date 6/15/21	20,000	0
Total Convertible Bonds (cost $207,352)		215,954

Corporate Bonds – 92.35%
Basic Industry – 8.02%
*AK Steel 7.625% 5/15/20	125,000	128,125
#Algoma Acquisition 144A 9.875% 6/15/15	181,000	164,257
#Appleton Papers 144A 10.50% 6/15/15	109,000	112,543
Century Aluminum 8.00% 5/15/14	103,950	108,368
#FMG Resources August 2006 144A
6.875% 2/1/18	80,000	80,500
7.00% 11/1/15	155,000	160,813
*#Hexion US Finance 144A 9.00% 11/15/20	120,000	128,400
Lyondell Chemical 11.00% 5/1/18	105,000	120,225
#MacDermid 144A 9.50% 4/15/17	145,000	155,513
Millar Western Forest Products 7.75% 11/15/13	147,000	145,163
Momentive Performance Materials
*11.50% 12/1/16	87,000	94,613
#144A 9.00% 1/15/21	160,000	170,799
•Noranda Aluminum Acquisition PIK 5.193% 5/15/15	112,841	106,635
#Novelis 144A
8.375% 12/15/17	35,000	37,888
8.75% 12/15/20	185,000	201,880
=@Port Townsend 12.431% 8/27/12	11,725	5,335
Ryerson
•7.662% 11/1/14	69,000	66,930
12.00% 11/1/15	119,000	126,735
#Steel Dynamics 144A 7.625% 3/15/20	141,000	151,575
*Verso Paper Holdings 11.375% 8/1/16	187,000	202,427
		2,468,724
Brokerage – 0.98%
E Trade Financial PIK 12.50% 11/30/17	253,000	302,019
		302,019
Capital Goods – 7.95%
#Associated Materials 144A 9.125% 11/1/17	113,000	121,758
#Berry Plastics 144A 9.75% 1/15/21	145,000	152,250
Casella Waste Systems
9.75% 2/1/13	109,000	110,635
*11.00% 7/15/14	94,000	105,985
#144A 7.75% 2/15/19	165,000	169,537
*#Cemex Espana Luxembourg 144A 9.25% 5/12/20	224,000	229,319
#DAE Aviation Holdings 144A 11.25% 8/1/15	126,000	132,615
#Darling International 144A 8.50% 12/15/18	75,000	81,375
Graham Packaging/GPC Capital I 8.25% 10/1/18	137,000	146,419
Manitowoc
8.50% 11/1/20	70,000	75,775
9.50% 2/15/18	127,000	141,288
Mueller Water Products 7.375% 6/1/17	35,000	34,169
#Plastipak Holdings 144A 10.625% 8/15/19	57,000	64,410
Ply Gem Industries 13.125% 7/15/14	151,000	165,344
#Polypore International 144A 7.50% 11/15/17	150,000	156,000
Pregis 12.375% 10/15/13	153,000	153,383
*RBS Global/Rexnord 11.75% 8/1/16	138,000	149,903
Susser Holdings/Finance 8.50% 5/15/16	128,000	138,880
Trimas 9.75% 12/15/17	106,000	117,395
		2,446,440
Consumer Cyclical – 9.52%
American Axle & Manufacturing 7.875% 3/1/17	148,000	155,029
ArvinMeritor
8.125% 9/15/15	134,000	143,548
10.625% 3/15/18	74,000	84,730
Beazer Homes USA
9.125% 6/15/18	50,000	51,000
*#144A 9.125% 5/15/19	175,000	178,062
Burlington Coat Factory Investment Holdings 14.50% 10/15/14	250,000	264,374

*#CityCenter Holdings/Finance 144A 7.625% 1/15/16	65,000	66,788
*CKE Restaurants 11.375% 7/15/18	136,000	153,680
*Dana Holding 6.75% 2/15/21	125,000	127,500
Dave & Buster's 11.00% 6/1/18	126,000	140,805
#DineEquity 144A 9.50% 10/30/18	30,000	32,438
*#Dunkin Finance 144A 9.625% 12/1/18	140,000	143,500
Ford Motor 7.45% 7/16/31	208,000	228,101
Ford Motor Credit 12.00% 5/15/15	135,000	171,316
*Goodyear Tire & Rubber 8.25% 8/15/20	145,000	152,613
#Interface 144A 7.625% 12/1/18	105,000	110,513
K Hovnanian Enterprises 7.50% 5/15/16	57,000	43,320
#M/I Homes 144A 8.625% 11/15/18	230,000	234,312
Norcraft Finance 10.50% 12/15/15	85,000	91,163
*OSI Restaurant Partners 10.00% 6/15/15	126,000	133,560
Quiksilver 6.875% 4/15/15	153,000	151,853
Standard Pacific 10.75% 9/15/16	62,000	72,850
		2,931,055
Consumer Non-Cyclical – 9.46%
#Accellent 144A 10.00% 11/1/17	85,000	83,938
Alere 9.00% 5/15/16	81,000	85,759
Alion Science & Technology PIK 12.00% 11/1/14	98,146	103,299
#Armored AutoGroup 144A 9.25% 11/1/18	155,000	159,844
BioScrip 10.25% 10/1/15	112,000	119,280
*#Bumble Bee Acquisition 144A 9.00% 12/15/17	100,000	107,125
Cott Beverages 8.375% 11/15/17	73,000	79,296
Dean Foods 7.00% 6/1/16	159,000	153,435
Diversey Holdings 10.50% 5/15/20	247,000	288,372
#DJO Finance 144A 9.75% 10/15/17	215,000	226,287
#Lantheus Medical Imaging 144A 9.75% 5/15/17	140,000	150,850
LVB Acquisition 11.625% 10/15/17	151,000	171,385
#NBTY 144A 9.00% 10/1/18	191,000	206,757
#Novasep Holding 144A 9.75% 12/15/16	120,000	93,000
Pinnacle Foods Finance 10.625% 4/1/17	126,000	136,395
#Quintiles Transnational PIK 144A 9.50% 12/30/14	58,000	59,595
#Reynolds Group Issuer 144A
8.25% 2/15/21	100,000	101,375
9.00% 4/15/19	130,000	137,150
*Supervalu 8.00% 5/1/16	90,000	88,200
Tops Markets 10.125% 10/15/15	69,000	72,795
#Viskase 144A 9.875% 1/15/18	152,000	160,740
Yankee Acquisition 9.75% 2/15/17	120,000	126,600
		2,911,477
Energy – 11.37%
#American Petroleum Tankers 144A 10.25% 5/1/15	135,000	141,244
Antero Resources Finance 9.375% 12/1/17	91,000	96,233
Aquilex Holdings 11.125% 12/15/16	127,000	131,763
*Chaparral Energy 8.50% 12/1/15	101,000	105,293
Chesapeake Energy
7.25% 12/15/18	2,000	2,140
9.50% 2/15/15	101,000	118,675
Complete Production Service 8.00% 12/15/16	71,000	75,083
Copano Energy/Finance 7.75% 6/1/18	90,000	93,600
*Crosstex Energy/Finance 8.875% 2/15/18	102,000	110,925
Headwaters 11.375% 11/1/14	115,000	128,800
*#Helix Energy Solutions Group 144A 9.50% 1/15/16	181,000	189,597
#Hercules Offshore 144A 10.50% 10/15/17	143,000	126,555
#Hilcorp Energy I/Finance 144A 8.00% 2/15/20	151,000	164,589
Holly 9.875% 6/15/17	96,000	106,320
International Coal Group 9.125% 4/1/18	207,000	226,664
Key Energy Services 8.375% 12/1/14	84,000	89,880
#Laredo Petroleum 144A 9.50% 2/15/19	170,000	177,649
#Linn Energy/Finance 144A 8.625% 4/15/20	130,000	143,000
#Murray Energy 144A 10.25% 10/15/15	141,000	150,164
#NFR Energy/Finance 144A 9.75% 2/15/17	145,000	145,725
#Oasis Petroleum 144A 7.25% 2/1/19	50,000	51,000
#Offshore Group Investments 144A 11.50% 8/1/15	100,000	111,750
OPTI Canada
7.875% 12/15/14	129,000	77,723
8.25% 12/15/14	159,000	96,195
PetroHawk Energy
7.875% 6/1/15	138,000	146,970
#144A 7.25% 8/15/18	5,000	5,163
Petroleum Development 12.00% 2/15/18	135,000	152,887
Pioneer Drilling 9.875% 3/15/18	66,000	71,693
*Quicksilver Resources 7.125% 4/1/16	79,000	76,235
SandRidge Energy
*8.75% 1/15/20	38,000	40,660
#144A 9.875% 5/15/16	97,000	106,700
#SM Energy 144A 6.625% 2/15/19	40,000	40,000
		3,500,875

Finance & Investments – 7.80%
*Ally Financial 8.00% 12/31/18	138,000	151,110
•American International Group 8.175% 5/15/58	200,000	224,500
Express Finance 8.75% 3/1/18	92,000	98,670
•Fifth Third Capital Trust IV 6.50% 4/15/37	165,000	162,938
•Genworth Financial 6.15% 11/15/66	287,000	226,013
•#HBOS Capital Funding 144A 6.071% 6/29/49	176,000	154,000
•#ILFC E-Capital Trust I 144A 5.96% 12/21/65	135,000	109,382
•#ILFC E-Capital Trust II 144A 6.25% 12/21/65	250,000	205,000
•#Liberty Mutual Group 144A 7.00% 3/15/37	176,000	167,095
Nuveen Investments
10.50% 11/15/15	229,000	237,014
#144A 10.50% 11/15/15	95,000	98,325
#Pinafore 144A 9.00% 10/1/18	160,000	177,400
•SunTrust Capital VIII 6.10% 12/15/36	240,000	230,528
•∏*XL Group 6.50% 12/31/49	176,000	160,829
		2,402,804
Media – 7.25%
#Affinion Group 144A 7.875% 12/15/18	190,000	185,488
*Cablevision Systems 8.00% 4/15/20	63,000	68,670
CCO Holdings/Capital
8.125% 4/30/20	194,000	207,579
*#144A 7.00% 1/15/19	10,000	10,100
#Columbus International 144A 11.50% 11/20/14	110,000	124,575
#InVentiv Health 144A 10.00% 8/15/18	153,000	155,295
MDC Partners 144A 11.00% 11/1/16	133,000	146,965
#Nexstar Broadcasting 144A 8.875% 4/15/17	133,000	143,973
Nielsen Finance
11.50% 5/1/16	21,000	24,596
11.625% 2/1/14	30,000	35,138
#144A 7.75% 10/15/18	87,000	93,743
*#Ono Finance II 144A 10.875% 7/15/19	150,000	156,375
#Sinclair Television Group 144A 9.25% 11/1/17	68,000	75,310
#Sitel Finance 144A 11.50% 4/1/18	127,000	114,300
#UPC Holding 144A 9.875% 4/15/18	100,000	111,250
Visant 10.00% 10/1/17	89,000	94,785
#XM Satellite Radio 144A
7.625% 11/1/18	130,000	135,525
13.00% 8/1/13	292,000	348,939
		2,232,606
Real Estate – 0.47%
*Felcor Lodging 10.00% 10/1/14	127,000	144,463
		144,463
Services Cyclical – 8.63%
#Delta Air Lines 144A 12.25% 3/15/15	116,000	131,950
#Equinox Holdings 144A 9.50% 2/1/16	132,000	141,900
*General Maritime 12.00% 11/15/17	127,000	120,968
Harrah's Operating 10.00% 12/15/18	338,000	308,424
#Icon Health & Fitness 144A 11.875% 10/15/16	78,000	80,925
Kansas City Southern de Mexico 8.00% 2/1/18	84,000	91,875
Kansas City Southern Railway 13.00% 12/15/13	20,000	24,000
#Marina District Finance 144A 9.875% 8/15/18	75,000	76,688
MGM Resorts International
11.125% 11/15/17	34,000	39,440
*11.375% 3/1/18	408,000	457,979
*Mohegan Tribal Gaming Authority
6.875% 2/15/15	34,000	24,310
7.125% 8/15/14	93,000	66,960
NCL
11.75% 11/15/16	141,000	168,495
#144A 9.50% 11/15/18	55,000	59,263
Peninsula Gaming 10.75% 8/15/17	135,000	149,513
Pinnacle Entertainment 8.75% 5/15/20	147,000	156,923
#Shingle Springs Tribal Gaming Authority 144A 9.375% 6/15/15	163,000	111,655
*#Swift Services Holdings 144A 10.00% 11/15/18	120,000	130,350
*#Swift Transportation 144A 12.50% 5/15/17	92,000	99,820
#United Air Lines 144A 12.00% 11/1/13	194,000	215,340
		2,656,778
Services Non-Cyclical – 2.65%
Cardtronics 8.25% 9/1/18	66,000	71,445
#Multiplan 144A 9.875% 9/1/18	168,000	181,650
#PHH 144A 9.25% 3/1/16	136,000	146,540
Radiation Therapy Services 9.875% 4/15/17	145,000	147,175
#Radnet Management 144A 10.375% 4/1/18	127,000	125,095
RSC Equipment Rental/Holdings III
*10.25% 11/15/19	51,000	56,865
#8.25% 2/1/21	85,000	87,338
		816,108

Technology & Electronics – 3.98%
#Allen Systems Group 144A 10.50% 11/15/16	150,000	156,000
#Aspect Software 144A 10.625% 5/15/17	139,000	145,603
*First Data 9.875% 9/24/15	137,000	137,343
#International Wire Group 144A 9.75% 4/15/15	100,000	105,500
MagnaChip Semiconductor/Finance 10.50% 4/15/18	101,000	110,343
#MedAssets 144A 8.00% 11/15/18	75,000	78,000
*NXP BV Funding 9.50% 10/15/15	200,000	214,749
*Sanmina-SCI 8.125% 3/1/16	54,000	56,160
#Seagate HDD Cayman 144A 7.75% 12/15/18	110,000	113,300
SunGard Data Systems 10.25% 8/15/15	104,000	109,850
		1,226,848
Telecommunications – 11.55%
=@‡Allegiance Telecom 11.75% 2/15/11	10,000	0
#Buccaneer Merger Sub 144A 9.125% 1/15/19	120,000	128,400
#Clearwire Communications/Finance 144A 12.00% 12/1/15	535,000	585,824
#Digicel Group 144A 10.50% 4/15/18	200,000	223,750
Global Crossing 12.00% 9/15/15	176,000	203,280
*GXS Worldwide 9.75% 6/15/15	146,000	146,365
Intelsat 6.50% 11/1/13	18,000	19,103
Intelsat Bermuda
11.25% 2/4/17	319,000	359,672
PIK 11.50% 2/4/17	168,176	192,562
Level 3 Financing 10.00% 2/1/18	154,000	154,770
*MetroPCS Wireless 7.875% 9/1/18	66,000	69,300
NII Capital 10.00% 8/15/16	105,000	118,125
*PAETEC Holding 9.50% 7/15/15	120,000	126,300
Sprint Capital 8.75% 3/15/32	276,000	288,764
#Telcordia Technologies 144A 11.00% 5/1/18	240,000	262,800
Telesat Canada
11.00% 11/1/15	78,000	87,945
12.50% 11/1/17	92,000	111,780
Virgin Media Finance 8.375% 10/15/19	100,000	111,250
*West 11.00% 10/15/16	134,000	146,898
#Wind Acquisition Finance 144A 11.75% 7/15/17	190,000	217,550
		3,554,438
Utilities – 2.72%
AES
7.75% 3/1/14	22,000	23,980
*8.00% 6/1/20	101,000	110,595
9.75% 4/15/16	14,000	16,205
Dynergy Holdings 7.75% 6/1/19	117,000	84,533
Edison Mission Energy 7.00% 5/15/17	90,000	74,250
Elwood Energy 8.159% 7/5/26	60,221	60,145
Energy Future Intermediate Holding/EFIH Finance 10.00% 12/1/20	152,000	161,971
#GenOn Escrow 144A 9.50% 10/15/18	95,000	99,869
*Mirant Americas Generation 8.50% 10/1/21	115,000	121,900
•Puget Sound Energy 6.974% 6/1/67	85,000	83,773
		837,221
Total Corporate Bonds (cost $26,600,700)		28,431,856

«Senior Secured Loans – 2.34%
Clear Channel Communication Tranche B 3.91% 1/29/16	180,000	162,248
Del Monte Foods 8.75% 11/28/11	150,000	150,000
Harrahs Operating Tranche B1 3.00% 1/28/15	60,000	55,813
PQ 6.77% 7/30/15	145,000	142,753
Texas Competitive Electric Holdings Tranche B2 3.76% 10/10/14	253,762	209,416
Total Senior Secured Loans (cost $666,577)		720,230

	Number of
	Shares
Common Stock – 0.48%
†Alliance HealthCare Service	5,166	21,646
=∏†Avado Brands	121	0
=†Calpine Escrow	25,000	0
=†Century Communications	60,000	0
†DIRECTV Class A	1,200	50,869
†Flextronics International	3,700	29,563
†GenOn Energy	59	244
†GeoEye	450	17,964
*†Mobile Mini	1,294	26,449
=∏†PT Holdings	40	0
†USGen	20,000	0
Total Common Stock (cost $146,461)		146,735

Convertible Preferred Stock– 0.26%
SandRidge Energy 8.50% exercise price $8.01, expiration date 12/31/49	670	79,931
Total Convertible Preferred Stock (cost $56,805)		79,931

Preferred Stocks – 0.62%
#Ally Financial 144A 7.00%	200	192,200
=†Port Townsend	8	0
Total Preferred Stocks (cost $168,420)		192,200

Warrants – 0.00%
Alion Science & Technology	80	1
=†Port Townsend	8	0
Total Warrants (cost $192)		1

	Principal
	Amount (U.S. $)
≠Discount Note – 1.79%
Federal Home Loan Bank 0.10% 2/1/11	$552,002	552,002
Total Discount Note (cost $552,002)		552,002

Total Value of Securities Before Securities Lending Collateral – 98.54%
(cost $28,398,509)		30,338,909

	Number of
	Shares
Securities Lending Collateral** – 16.55%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	23,705	22,792
Delaware Investments Collateral Fund No.1	5,072,481	5,072,481
@†Mellon GSL Reinvestment Trust II	31,196	0
Total Securities Lending Collateral (cost $5,127,382)		5,095,273

Total Value of Securities – 115.09%
(cost $33,525,891)		35,434,182	©
Obligation to Return Securities Lending Collateral** – (16.65%)		(5,127,382)
Receivables and Other Assets Net of Liabilities (See Notes) – 1.56%		480,963
Net Assets Applicable to 3,953,587 Shares Outstanding – 100.00%		$30,787,763

*Fully or partially on loan.
†Non income producing security.
•Variable rate security. The rate shown is the rate as of January 31, 2011. Interest rates reset periodically.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2011, the aggregate amount of Rule 144A securities was $12,740,227 which represented 41.38% of the Portfolio’s’ net assets. See Note 4 in “Notes.”
=Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At January 31, 2011, the aggregate amount of fair valued
•Variable rate security. The rate shown is the rate as of January 31, 2011. Interest rates reset periodically. securities was $5,335, which represented 0.02% of the Portfolio’s’ net assets. See Note 1 in "Notes."
@Illiquid security. At January 31, 2011, the aggregate amount of illiquid securities was $5,335, which represented 0.02% of the Portfolio’s net assets. See Note 4 in “Notes.”
∏Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended and have certain restrictions on resale which may limit their liquidity. At January 31, 2011, the aggregate amount of restricted securities was $160,829 or 0.52% of the Portfolio’s net assets. See Note 4 in “Notes.”

Investment	Date of Acquisition	Cost	Value
Avado Brands	4/2/02	$121	$0
PT Holdings	9/12/07	40	0
XL Group 6.50% 12/31/49	1/12/10	176,000	160,829
Total		$176,161	$160,829

‡Non income producing security. Security is currently in default.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at January 31, 2011.
≠The rate shown is the effective yield at the time of purchase.
**See Note 3 in “Notes.”
©Includes $5,036,152 of securities loaned.

PIK – Pay-in-kind

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled ®Trust – The High-Yield Bond Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. U.S. government and agency securities are valued at the mean between the bid and ask prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years (October 31, 2007 – October 31, 2010), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At January 31, 2011, the Portfolio held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Portfolio may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on ex-dividend date.

2. Investments
At January 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$33,534,824
Aggregate unrealized appreciation	$2,151,869
Aggregate unrealized depreciation	(252,511)
Net unrealized appreciation	$1,899,358

For federal income tax purposes, at October 31, 2010, capital loss carryforwards of $3,652,527 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $1,437,186 expires in 2016; $2,215,341 expires in 2017.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 - inputs are significant unobservable inputs (including the Portfolio’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of January 31, 2011

	Level 1	Level 2	Level 3	Total
Common Stock	$146,735	$-	$-	$146,735
Corporate Debt	-	29,292,636	155,335	29,447,971
Short-Term Investment	-	552,002	-	552,002
Securities Lending Collateral	-	5,095,273	-	5,095,273
Other	-	192,200	1	192,201
Total	$146,735	$35,132,111	$155,336	$35,434,182

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

		Securities
	Corporate	Lending
	Debt	Collateral	Other	Total
Balance as of 10/31/10	$8,501	$1,699	$1	$10,201
Purchases	150,000			150,000
Sales	-	(1,663)	-	(1,663)

Net change in unrealized
appreciation/depreciation	(3,166)	(36)	-	(3,202)
Balance as of 1/31/11	$155,335	$-	$1	$155,336

Net change in unrealized
appreciation/depreciation from
investments still held as of 1/31/11	$(3,166)	$(1,613)	$-	$(4,779)

During the period ended January 31, 2011, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a material impact to the Portfolio. This does not include transfers between Level 1 investments and Level 2 investments due to the Portfolio utilizing international fair value pricing during the period.

3. Securities Lending
The Portfolio may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC) , a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Portfolio’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Portfolio’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

At January 31, 2011, the value of securities on loan was $5,036,152, for which the Portfolio received collateral, comprised of non-cash collateral valued at $143,322, and cash collateral of $5,127,382. At January 31, 2011, the value of invested collateral was $5,095,273. Such investments are presented on the schedule of investments under the caption "Securities Lending Collateral".

4. Credit and Market Risk
The Portfolio invests a portion of its assets in high yield fixed income securities, which are securities rater lower than BBB- by Standard & Poor's and Baa3 by Moody's Investor Services, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio's Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

5. Subsequent Events
Management has determined no material events or transactions occurred subsequent to January 31, 2011 that would require recognition or disclosure in the Portfolio’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The International Equity Portfolio

January 31, 2011

	Number of	Value
	Shares	(U.S. $)
Common Stock – 100.31%Δ
Australia – 8.41%
Amcor	1,713,208	$11,770,933
Foster's Group	1,326,677	7,481,840
QBE Insurance Group	801,229	14,009,794
Telstra	6,060,348	16,953,537
Wesfarmers	395,831	13,469,999
		63,686,103
Belgium – 0.00%
✗†Ageas VVPR Strip	732,357	1,003
		1,003
France – 15.82%
Carrefour	430,207	21,032,062
Compagnie de Saint-Gobain	205,416	11,849,371
France Telecom	949,081	20,699,587
†GDF Suez	162,519	223
*Sanofi-Aventis	333,537	22,794,826
Societe Generale	116,668	7,535,948
*Total	396,935	23,227,166
*Vinci	219,254	12,659,180
		119,798,363
Germany – 4.65%
Deutsche Telekom	1,319,673	17,641,546
RWE	243,415	17,612,206
		35,253,752
Hong Kong – 0.46%
Hong Kong Electric Holdings	547,400	3,468,379
		3,468,379
Ireland – 1.22%
Experian	743,726	9,236,928
		9,236,928
Italy – 5.09%
ENI	864,049	20,457,293
Intesa Sanpaolo	5,425,152	18,067,148
		38,524,441
Japan – 19.74%
Astellas Pharma	543,900	20,781,117
Canon	437,800	21,552,774
Kao	799,800	20,922,834
KDDI	2,161	12,166,284
Secom	41,100	1,941,147
Seven & I Holdings	791,773	20,451,038
Shin-Etsu Chemical	22,300	1,255,679
Takeda Pharmaceutical	447,400	21,567,647
Tokio Marine Holdings	464,952	13,854,330
Toyota Motor	363,900	14,983,433
		149,476,283
Netherlands – 5.46%
ING Groep CVA	1,131,336	12,882,952
Koninklijke Ahold	1,193,855	16,170,646
Reed Elsevier	945,242	12,293,077
		41,346,675
New Zealand – 0.58%
Telecom Corporation of New Zealand	2,500,704	4,436,039
		4,436,039
Singapore – 4.21%
Jardine Matheson Holdings	195,215	9,140,576
Singapore Telecommunications	4,365,602	10,630,713
United Overseas Bank	778,610	12,104,763
		31,876,052
Spain – 7.24%
*Banco Santander	779,393	9,543,006
Iberdrola	2,603,415	22,277,871
Telefonica	918,985	23,007,234
		54,828,111

Switzerland – 5.36%
Novartis	425,840	23,707,693
Zurich Financial Services	61,630	16,851,525
		40,559,218
Taiwan – 2.19%
Chunghwa Telecom ADR	120,628	3,603,158
Taiwan Semiconductor Manufacturing ADR	993,232	12,981,543
		16,584,701
United Kingdom – 19.88%
BG Group	632,861	14,205,588
BP	1,894,108	14,883,603
Compass Group	1,720,851	15,299,082
GlaxoSmithKline	1,257,413	22,714,363
*Royal Dutch Shell Class A	732,169	25,834,681
Tesco	2,767,579	17,842,261
Unilever	698,855	20,292,211
Vodafone Group	6,930,008	19,449,759
		150,521,548
Total Common Stock (cost $700,788,603)		759,597,596

	Principal
	Amount (U.S. $)
≠Discount Note – 0.57%
Federal Home Loan Bank 0.10% 2/1/11	$4,326,012	4,326,012
Total Discount Note (cost $4,326,012)		4,326,012

Total Value of Securities Before Securities Lending Collateral – 100.88%
(cost $705,114,615)		763,923,608

	Number of
	Shares
Securities Lending Collateral** – 3.23%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	728,927	700,864
Delaware Investments Collateral Fund No.1	23,759,730	23,759,730
@†Mellon GSL Reinvestment Trust II	1,430,950	0
Total Securities Lending Collateral (cost $25,919,607)		24,460,594

Total Value of Securities – 104.11%
(cost $731,034,222)		788,384,202 ©
Obligation to Return Securities Lending Collateral** – (3.42%)		(25,919,607)
Liabilities Net of Receivables and Other Assets (See Notes) – (0.69%)		(5,242,786)
Net Assets Applicable to 55,282,383 Shares Outstanding – 100.00%		$757,221,809

ΔSecurities have been classified by country of origin.
✗Dividend coupon which when presented with the corresponding coupon of the share benefits from a reduced withholding tax of 15% (rather than 25%) on dividends paid.
†Non income producing security.
*Fully or partially on loan.
≠The rate shown is the effective yield at the time of purchase.
**See Note 4 in “Notes.”
@Illiquid security. At January 31, 2011, the aggregate amount of illiquid securities was $0, which represented 0% of the Portfolio’s net assets. See Note 5 in “Notes.”
©Includes $24,900,944 of securities loaned.

Summary of Abbreviations:
ADR – American Depositary Receipts
AUD - Australian Dollar
CVA – Dutch Certificate
EUR – European Monetary Unit
GBP – British Pound Sterling
HKD – Hong Kong Dollar
JPY – Japanese Yen
MNB – Mellon National Bank
USD – United States Dollar
VVPR Strip – Dividend Coupon

1The following foreign currency exchange contracts were outstanding at January 31, 2011:

Foreign Currency Exchange Contracts

						Unrealized
						Appreciation
Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	(Depreciation)
MNB	AUD	(388,578)	USD	385,353	2/1/11	$(1,801)
MNB	EUR	(13,534)	USD	18,579	2/1/11	50
MNB	GBP	(243,532)	USD	388,264	2/1/11	(1,836)
MNB	HKD	(3,212,274)	USD	412,396	2/1/11	381
MNB	HKD	(984,843)	USD	126,309	2/7/11	(18)
MNB	JPY	(1,245,072)	USD	15,139	2/2/11	(32)
						$(3,256)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Portfolio’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust - The International Equity Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between bid and ask prices. Investment company securities are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years (October 31, 2007 – October 31, 2010), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At January 31, 2011, the Portfolio held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with Portfolio prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Portfolio's understanding of the applicable country’s tax rules and rates. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Portfolio may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At January 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$733,392,285
Aggregate unrealized appreciation	$161,829,470
Aggregate unrealized depreciation	(106,837,553)
Net unrealized appreciation	$54,991,917

For federal income tax purposes, at October 31, 2010, capital loss carryforwards of $181,917,222 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $168,057,741 expires in 2017 and 13,859,481 in 2018.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of January 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock	$16,584,700	$743,012,896	$-	$759,597,596
Discount Note	-	4,326,012	-	4,326,012
Securities Lending Collateral	-	24,460,594	-	24,460,594
Total	$16,584,700	$771,799,502	$-	$788,384,202

Foreign Currency Exchange Contracts	$-	$(3,256)	$-	$(3,256)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 10/31/10	$77,923
Sales	(76,268)
Net change in unrealized
appreciation/depreciation	(1,655)
Balance as of 1/31/11	$-

Net change in unrealized
appreciation/depreciation from
investments still held as of 1/31/11	$(73,980)

During the period ended January 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Portfolio. This does not include transfers between Level 1 investments and Level 2 investments due to the Portfolio utilizing international fair value pricing during the period.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts
The Portfolio may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Portfolio’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

4. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Portfolio’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Portfolio’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

At January 31, 2011, the value of the securities on loan was $24,900,944, for which cash collateral was received and invested in accordance with the Lending Agreement. At January 31, 2011, the value of invested collateral was $24,460,594. Such investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 10% limit on investments in illiquid securities. As of January 31, 2011, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined no material events or transactions occurred subsequent to January 31, 2011, that would require recognition or disclosure in the Portfolio’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The International Fixed Income Portfolio

January 31, 2011

		Principal	Value
		Amount°	(U.S. $)
Bonds – 97.54%
Australia – 7.09%
Australian Government Bonds
5.25% 3/15/19	AUD	1,100,000	$1,081,443
6.00% 2/15/17	AUD	370,000	381,292
			1,462,735
Denmark – 3.89%
Denmark Government International Bond 3.125% 3/17/14	EUR	570,000	803,191
			803,191
Finland – 3.90%
Finnish Government Bond 5.375% 7/4/13	EUR	540,000	804,218
			804,218
France – 10.55%
Agence Francaise de Developement 1.80% 6/19/15	JPY	70,000,000	895,084
Dexia Muncipal Agency
1.55% 10/31/13	JPY	5,000,000	61,810
1.80% 5/9/17	JPY	35,000,000	427,543
France Government O.A.T. 5.75% 10/25/32	EUR	460,000	789,839
			2,174,276
Germany – 13.28%
Bayerische Landesbank 1.40% 4/22/13	JPY	28,000,000	346,936
Deutschland Republic
3.25% 7/4/42	EUR	120,000	154,275
6.50% 7/4/27	EUR	480,000	888,818
KFW 5.00% 7/4/11	EUR	340,000	473,390
Rentenbank 1.375% 4/25/13	JPY	70,000,000	873,602
			2,737,021
Greece – 1.93%
Hellenic Republic Government Bond 4.60% 7/20/18	EUR	440,000	398,505
			398,505
Italy – 4.44%
Italy Buoni Poliennali Del Tesoro 5.25% 8/1/17	EUR	450,000	655,570
Republic of Italy 4.50% 6/8/15	JPY	19,000,000	259,699
			915,269
Japan – 13.96%
Development Bank of Japan 1.05% 6/20/23	JPY	55,000,000	638,442
Japan Finance Organization for Municipal Enterprises
1.35% 11/26/13	JPY	63,000,000	789,489
1.55% 2/21/12	JPY	22,000,000	272,040
Japan Government
10 yr Bond 1.50% 9/20/18	JPY	28,100,000	358,406
20 yr Bond 1.90% 3/22/21	JPY	63,300,000	819,350
			2,877,727
Netherlands – 5.31%
Bank Nederlandse Gemeenten 1.85% 11/7/16	JPY	60,000,000	763,839
•ING Bank 6.125% 5/29/23	EUR	160,000	212,882
Netherlands Government 5.50% 1/15/28	EUR	70,000	117,337
			1,094,058
Norway – 3.36%
Eksportfinans 1.60% 3/20/14	JPY	55,000,000	691,869
			691,869
Poland – 3.69%
Poland Government Bonds
5.25% 10/25/17	PLN	1,700,000	566,376
5.75% 9/23/22	PLN	590,000	193,824
			760,200
Slovakia – 2.38%
Slovakia Government Bond 4.90% 2/11/14	EUR	338,579	491,282
			491,282
Slovenia – 3.17%
Republic of Slovenia 4.375% 2/6/19	EUR	470,000	653,764
			653,764
Supranational – 12.86%
Asian Development Bank 2.35% 6/21/27	JPY	60,000,000	788,474
European Investment Bank
1.25% 9/20/12	JPY	57,000,000	706,286
2.15% 1/18/27	JPY	20,000,000	257,572
Nordic Investment Bank 1.70% 4/27/17	JPY	70,000,000	899,355
			2,651,687

Sweden – 2.01%
Sweden Government Bonds
3.00% 7/12/16	SEK	1,600,000	246,464
5.00% 12/1/20	SEK	950,000	167,380
			413,844
United Kingdom – 5.19%
HSBC Holdings 6.25% 3/19/18	EUR	150,000	223,101
•Lloyds TSB Bank 5.625% 3/5/18	EUR	175,000	227,529
Royal Bank of Scotland 5.375% 9/30/19	EUR	200,000	266,264
Standard Chartered Bank 5.875% 9/26/17	EUR	150,000	216,031
•Standard Life 6.375% 7/12/22	EUR	100,000	137,600
			1,070,525
United States – 0.53%
Zurich Finance USA 4.50% 6/15/25	EUR	80,000	109,155
			109,155
Total Bonds (cost $18,136,034)			20,109,326
≠Discount Note – 0.52%
Federal Home Loan Bank 0.10% 2/1/11	USD	107,000	107,000
Total Discount Note (cost $107,000)			107,000

Total Value of Securities – 98.06%
(cost $18,243,034)			20,216,326
Receivables and Other Assets Net of Liabilities (See Notes) – 1.94%			399,390
Net Assets Applicable to 1,837,939 Shares Outstanding – 100.00%			$20,615,716

°Principal amount is stated in the currency in which each security is denominated.

AUD – Australian Dollar
EUR – European Monetary Unit
GBP – British Pound Sterling
JPY – Japanese Yen
PLN – Polish Zloty
SEK – Swedish Krona
USD – United States Dollar

•Variable rate security. The rate shown is the rate as of January 31, 2011. Interest rates reset periodically.
≠The rate shown is the effective yield at the time of purchase.

Summary of Abbreviations:
MNB – Mellon National Bank
O.A.T – Obligations Assimilables du Trésor
yr – Year

1The following foreign cross currency exchange contract was outstanding at January 31, 2011:

Foreign Currency Exchange Contract

				Unrealized
				Appreciation
Counterparty	Contract to Receive	In Exchange For	Settlement Date	(Depreciation)
MNB	GBP 899,500	EUR (1,041,655)	4/28/11	$15,229

The use of foreign cross currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Portfolio’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 3 in ”Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust -The International Fixed Income Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S government and agency securities are valued at the mean between the bid and ask prices. Other debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years (October 31, 2007 – October 31, 2010), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At January 31, 2011, the Portfolio held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Portfolio’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio isolates that portion of realized gains and losses on investments in debt securities which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Portfolio may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At January 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$18,338,537
Aggregate unrealized appreciation	$2,466,008
Aggregate unrealized depreciation	(588,219)
Net unrealized appreciation	$1,877,789

For federal income tax purposes, at October 31, 2010, capital loss carryforwards of $351,036 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $306,422 expires in 2014, $21,289 expires in 2016, and $23,325 expires in 2017.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 – inputs are significant unobservable inputs (including the Portfolio’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of January 31, 2011:

Level 2
Corporate Debt	$1,392,563
Foreign Debt	18,716,763
Discount Note	107,000
Total	$20,216,326

Foreign Currency Exchange Contract	$15,229

There were no Level 1 or Level 3 securities at the beginning or end of the period.

During the period ended January 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Portfolio. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts
The Portfolio enters into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Portfolio’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

4. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon's securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreement collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower. The Portfolio had no securities out on loan as of January 31, 2011.

5. Credit and Market Risk
Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor's and Baa3 by Moody's Investor Services (Moody's), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of January 31, 2011, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio's Liquidity Procedures.

6. Subsequent Events
Effective at the close of business on May 31, 2011, DMC will terminate Mondrian Investment Partners Ltd. as the sub-adviser to the Portfolio. DMC will remain the investment advisor to the Portfolio and commence management of the Portfolio on June 1, 2011. Please refer to the prospectus supplement dated March 11, 2011 for more information.

Management has determined no additional material events or transactions occurred subsequent to January 31, 2011 that would require recognition or disclosure in the Portfolio’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The Labor Select International Equity Portfolio

January 31, 2011

	Number of	Value
	Shares	(U.S.$)
Common Stock – 98.55%Δ
Australia – 9.11%
Amcor	2,290,038	$15,734,157
Foster's Group	1,291,412	7,282,962
QBE Insurance Group	815,268	14,255,271
Telstra	5,997,879	16,778,783
Wesfarmers	393,157	13,379,004
		67,430,177
Belgium – 0.00%
✗†Ageas VVPR Strip	305,506	418
		418
France – 14.78%
*Carrefour	436,034	21,316,934
*France Telecom	1,045,138	22,794,604
GDF Suez	203,354	8,054,829
†GDF Suez Strip	101,871	139
*Sanofi-Aventis	322,694	22,053,786
*Societe Generale	142,105	9,179,003
*Total	229,588	13,434,640
*Vinci	217,819	12,576,327
		109,410,262
Germany – 2.88%
RWE	295,165	21,356,559
		21,356,559
Hong Kong – 0.96%
Hong Kong Electric Holdings	1,118,500	7,086,923
		7,086,923
Ireland – 1.36%
Experian	808,986	10,047,444
		10,047,444
Italy – 2.28%
Intesa Sanpaolo	5,057,749	16,843,599
		16,843,599
Japan – 19.54%
Astellas Pharma	541,300	20,681,777
*Canon	447,000	22,005,688
Kao	863,100	22,578,768
KDDI	2,624	14,772,942
Secom	39,100	1,846,687
Seven & I Holdings	949,800	24,532,785
Shin-Etsu Chemical	21,600	1,216,263
Takeda Pharmaceutical	461,300	22,237,720
Tokio Marine Holdings	494,800	14,743,721
		144,616,351
Netherlands – 5.66%
ING Groep CVA	1,054,071	12,003,106
Koninklijke Ahold	1,144,973	15,508,545
Reed Elsevier	1,108,634	14,418,025
		41,929,676
New Zealand – 0.76%
Telecom Corporation of New Zealand	3,154,717	5,596,203
		5,596,203
Singapore – 4.48%
Singapore Telecommunications	5,941,000	14,466,978
United Overseas Bank	1,201,219	18,674,908
		33,141,886
Spain – 8.00%
Banco Santander	826,816	10,123,660
*Iberdrola	2,964,841	25,370,655
Telefonica	946,271	23,690,353
		59,184,668

Switzerland – 5.59%
Novartis	425,202	23,672,174
Zurich Financial Services	64,808	17,720,487
		41,392,661
United Kingdom – 23.15%
BG Group	997,908	22,399,658
BP	3,173,358	24,935,749
Compass Group	2,443,449	21,723,279
GlaxoSmithKline	1,291,179	23,324,325
*Royal Dutch Shell Class A	958,302	33,813,814
Unilever	761,467	22,110,236
Vodafone Group	8,196,585	23,004,533
		171,311,594
Total Common Stock (cost $692,184,229)		729,348,421

	Principal
	Amount
≠Discount Note – 1.19%
Federal Home Loan Bank 0.10% 2/1/11	$8,766,024	8,766,024
Total Discount Note (cost $8,766,024)		8,766,024

Total Value of Securities Before Securities Lending Collateral – 99.74%
(cost $700,950,253)		738,114,445

	Number of
	Shares
Securities Lending Collateral** – 6.14%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	410,218	394,425
Delaware Investments Collateral Fund No.1	45,041,262	45,041,262
@†Mellon GSL Reinvestment Trust II	494,976	0
Total Securities Lending Collateral (cost $45,946,456)		45,435,687

Total Value of Securities – 105.88%
(cost $746,896,709)		783,550,132	©
Obligation to Return Securities Lending Collateral** – (6.21%)		(45,946,456)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.33%		2,453,483
Net Assets Applicable to 54,475,333 Shares Outstanding – 100.00%		$740,057,159

ΔSecurities have been classified by country of origin.
†Non income producing security.
*Fully or partially on loan.
**See Note 4 in “Notes.”
©Includes $37,474,017 of securities loaned.
≠The rate shown is the effective yield at time of purchase.
@Illiquid security. At January 31, 2011, the aggregate amount of illiquid securities was $0, which represented 0.00% of the Portfolio’s net assets. See Note 5 in “Notes.”
✗Dividend coupon which when presented with the corresponding coupon of the share benefits from a reduced withholding tax of 15% (rather than 25%) on dividends paid.

Summary of Abbreviations:
CVA – Dutch Certificate
HKD – Hong Kong Dollar
JPY – Japanese Yen
MNB – Mellon National Bank
USD – United States Dollar
VVPR Strip – Dividend Coupon

1The following foreign currency exchange contracts were outstanding at January 31, 2011:

Foreign Currency Exchange Contracts
						Unrealized
						Appreciation
Counterparty	Contract to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
MNB	HKD	(1,630,846)	USD	209,370	2/1/11	$194
MNB	HKD	(492,421)	USD	63,154	2/7/11	(9)
MNB	JPY	4,171,780	USD	(50,745)	2/2/11	87
						$272

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Portfolio’s (as defined below) total exposure in such contracts, whereas only the net unrealized depreciation is reflected in the Portfolio’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust – The Labor Select International Equity Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. Investment company securities are valued at net asset value per share. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years (October 31, 2007 – October 31, 2010), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At January 31, 2011, the Portfolio held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with Portfolios prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Portfolio's understanding of the applicable country’s tax rules and rates. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Portfolio may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on ex-dividend date.

2. Investments
At January 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$747,343,796
Aggregate unrealized appreciation	156,012,368
Aggregate unrealized depreciation	(119,806,032)
Net unrealized appreciation	$36,206,336

For federal income tax purposes, at October 31, 2010, capital loss carryforwards of $103,831,271 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $85,355,469 expires in 2017 and $18,475,802 expires in 2018.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 - inputs are significant unobservable inputs (including the Portfolio's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of January 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock	$-	$729,348,421	$-	$729,348,421
Short-Term Investment	-	8,766,024	-	8,766,024
Securities Lending Collateral	-	45,435,687	-	45,435,687
Total	$-	$783,550,132	$-	$783,550,132

Foreign Currency Exchange Contracts	$-	$272	$-	$272

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 10/31/10	$26,954
Sales	(26,382)
Net change in unrealized
appreciation/depreciation	(572)
Balance as of 1/31/11	$-

Net change in unrealized
appreciation/depreciation from
investments still held as of 1/31/11	$(25,590)

During the period ended January 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Portfolio. Utilizing international fair value pricing for a security would cause transfers from Level 1 investments to Level 2 investments in the hierarchy.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Portfolio may enter into foreign currency exchange contracts and foreign cross-currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss.

When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross-currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Portfolio’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

4. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Portfolio’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Portfolio’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

At January 31, 2011, the value of the securities on loan was $37,474,017, for which cash collateral was received and invested in accordance with the Lending Agreement. At January 31, 2011, the value of invested collateral was $45,435,686. Such investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of January 31, 2011, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined no material events or transactions occurred subsequent to January 31, 2011, that would require recognition or disclosure in the Portfolio’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The Large-Cap Growth Equity Portfolio

January 31, 2011

	Number of
	Shares	Value
Common Stock – 99.74%²
Consumer Discretionary – 17.67%
†Apollo Group Class A	178,900	$7,383,203
†Ctrip.com International ADR	77,300	3,181,668
Lowe's	245,600	6,090,880
*NIKE Class B	73,300	6,045,784
†priceline.com	22,900	9,813,108
*Staples	291,600	6,505,596
		39,020,239
Consumer Staples – 5.26%
Procter & Gamble	78,700	4,968,331
Walgreen	164,100	6,636,204
		11,604,535
Energy – 4.92%
EOG Resources	102,000	10,851,780
		10,851,780
Financial Services – 17.65%
Bank of New York Mellon	209,500	6,542,685
CME Group	22,100	6,819,176
†IntercontinentalExchange	58,500	7,048,665
*MasterCard Class A	37,400	8,845,474
Visa Class A	139,200	9,723,120
		38,979,120
Healthcare – 14.18%
Allergan	134,000	9,461,740
†Medco Health Solutions	171,200	10,446,624
Novo-Nordisk ADR	60,100	6,799,113
*Perrigo	63,200	4,597,168
		31,304,645
Materials & Processing – 3.10%
Syngenta ADR	106,000	6,850,780
		6,850,780
Producer Durables – 2.80%
Expeditors International of Washington	122,200	6,191,874
		6,191,874
Technology – 34.16%
†Adobe Systems	218,000	7,204,900
†Apple	40,400	13,708,528
*†Crown Castle International	212,400	8,956,908
†Google Class A	15,200	9,125,472
†Intuit	178,300	8,367,619
*†Polycom	121,400	5,323,390
QUALCOMM	219,400	11,876,122
†Teradata	121,400	5,218,986
*VeriSign	168,100	5,656,565
		75,438,490
Total Common Stock (cost $170,934,051)		220,241,463

	Principal
	Amount
≠Discount Note – 0.46%
Federal Home Loan Bank 0.10% 2/1/11	$1,014,003	1,014,003
Total Discount Note (cost $1,014,003)		1,014,003

Total Value of Securities Before Securities Lending Collateral – 100.20%
(cost $171,948,054)		221,255,466

	Number of
	Shares
Securities Lending Collateral** – 5.75%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	157,650	151,580
Delaware Investments Collateral Fund No.1	12,549,982	12,549,982
@†Mellon GSL Reinvestment Trust II	213,107	0
Total Securities Lending Collateral (cost $12,920,739)		12,701,562

Total Value of Securities – 105.95%
(cost $184,868,793)		233,957,028 ©
Obligation to Return Securities Lending Collateral** – (5.85%)		(12,920,739)
Liabilities Net of Receivables and Other Assets (See Notes) – (0.10%)		(224,052)
Net Assets Applicable to 23,137,716 Shares Outstanding – 100.00%		$220,812,237

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.
*Fully or partially on loan.
**See Note 3 in “Notes.”
©Includes $12,627,522 of securities loaned.
@Illiquid security. At January 31, 2011, the aggregate amount of illiquid securities was $0, which represented 0.00% of the Portfolio’s net assets. See Note 4 in “Notes.”

ADR – American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently by Delaware Pooled® Trust – The Large-Cap Growth Equity Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. Investment company securities are valued at net asset value per share. U.S. government and agency securities are valued at the mean between the bid and ask prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years (October 31, 2007 – October 31, 2010), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At January 31, 2011, the Portfolio held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Portfolio may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At January 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$188,761,908
Aggregate unrealized appreciation	$50,530,297
Aggregate unrealized depreciation	(5,335,177)
Net unrealized appreciation	$45,195,120

For federal income tax purposes, at October 31, 2010, capital loss carryforwards of $78,350,625 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $16,131,381 expires in 2016, $60,026,291 expires in 2017 and $2,192,953 expires in 2018.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 - inputs are significant unobservable inputs (including the Portfolio's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of January 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock	$220,241,463	$-	$-	$220,241,463
Short-Term Investment	-	1,014,003	-	1,014,003
Securities Lending Collateral	-	12,701,562	-	12,701,562
Total	$220,241,463	$13,715,565	$-	$233,957,028

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 10/31/10	$11,605
Sales	(11,358)
Net change in unrealized appreciation/depreciation	(247)
Balance as of 1/31/11	$-

Net change in unrealized appreciation/depreciation
from investments still held as of 1/31/11	$(11,018)

During the period ended January 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Portfolio.

3. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon's securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreement collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

At January 31, 2011, the value of the securities on loan was $12,627,522, for which cash collateral was received and invested in accordance with the Lending Agreement. At January 31, 2011, the value of invested collateral was $12,701,562. Such investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio's Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of January 31, 2011, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

5. Subsequent Events
Management has determined no material events or transactions occurred subsequent to January 31, 2011 that would require recognition or disclosure in the Portfolio’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust - The Large-Cap Value Equity Portfolio

January 31, 2011

	Number of
	Shares	Value
Common Stock – 98.54%
Consumer Discretionary – 6.36%
Comcast Class A	10,700	$243,425
Lowe's	8,500	210,800
		454,225
Consumer Staples – 14.26%
Archer-Daniels-Midland	6,800	222,156
CVS Caremark	6,100	208,620
Kimberly-Clark	3,200	207,136
Kraft Foods Class A	6,300	192,591
Safeway	9,100	188,279
		1,018,782
Energy – 16.89%
Chevron	2,300	218,339
ConocoPhillips	3,200	228,672
Marathon Oil	5,900	269,630
National Oilwell Varco	3,500	258,650
Williams	8,600	232,114
		1,207,405
Financials – 12.09%
Allstate	6,600	205,524
Bank of New York Mellon	7,200	224,856
Marsh & McLennan	8,300	231,404
Travelers	3,600	202,536
		864,320
Healthcare – 17.62%
Baxter International	3,900	189,111
Cardinal Health	5,900	244,909
Johnson & Johnson	3,200	191,264
Merck	5,700	189,069
Pfizer	11,911	217,018
Quest Diagnostics	4,000	227,800
		1,259,171
Industrials – 5.81%
Northrop Grumman	3,100	214,830
Waste Management	5,300	200,711
		415,541
Information Technology – 11.44%
Intel	9,800	210,308
International Business Machines	1,400	226,800
†Motorola Mobility Holdings	2,387	66,526
†Motorola Solutions	3,300	127,941
Xerox	17,500	185,850
		817,425
Materials – 2.91%
duPont (E.I.) deNemours	4,100	207,788
		207,788
Telecommunications – 5.55%
AT&T	6,900	189,888
Verizon Communications	5,800	206,596
		396,484
Utilities – 5.61%
Edison International	5,600	203,168
Progress Energy	4,400	197,648
		400,816
Total Common Stock (cost $5,855,809)		7,041,957

	Principal
	Amount
≠Discount Note – 1.08%
Federal Home Loan Bank 0.10% 2/1/11	$77,000	77,000
Total Discount Note (cost $77,000)		77,000

Total Value of Securities – 99.62%
(cost $5,932,809)		7,118,957
Receivables and Other Assets Net of Liabilities (See Notes) – 0.38%		27,182
Net Assets Applicable to 449,457 Shares Outstanding – 100.00%		$7,146,139

≠The rate shown is the effective yield at time of purchase.
†Non income producing security.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Delaware Pooled® Trust – The Large-Cap Value Equity Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and asked prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years (October 31, 2007 – October 31, 2010), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At January 31, 2011, the Portfolio held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Portfolio may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on ex-dividend date.

2. Investments
At January 31, 2011, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$6,228,800
Aggregate unrealized appreciation	$1,245,454
Aggregate unrealized depreciation	(355,297)
Net unrealized appreciation	$890,157

For federal income tax purposes, at October 31, 2010, capital loss carryforwards of $2,394,906 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $1,643,696 expires in 2016 and $751,210 expires in 2017.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 – inputs are significant unobservable inputs (including the Portfolio's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of January 31, 2011:

	Level 1	Level 2	Total
Common Stock	$7,041,957	$-	$7,041,957
Short-Term Investment	-	77,000	77,000
Total	$7,041,957	$77,000	$7,118,957

There were no Level 3 securities at the beginning or end of the period.

During the period ended January 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower. The Portfolio had no securities out on loan as of January 31, 2011.

4. Credit and Market Risk
The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio's Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of January 31, 2011, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio's Liquidity Procedures.

5. Subsequent Events
Management has determined no material events or transactions occurred subsequent to January 31, 2011 that would require recognition or disclosure in the Portfolio’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware REIT Fund

January 31, 2011

	Number of
	Shares	Value
Common Stock – 96.14%
Diversified REITs – 7.82%
*Colonial Properties Trust	130,172	$2,498,001
Lexington Realty Trust	228,415	1,934,675
*Vornado Realty Trust	141,412	12,456,983
		16,889,659
Healthcare REITs – 10.46%
*HCP	210,925	7,823,209
*Health Care REIT	79,181	3,886,203
*Nationwide Health Properties	77,358	2,904,793
*Omega Healthcare Investors	110,239	2,456,125
*Ventas	99,761	5,532,745
		22,603,075
Hotel REITs – 6.87%
†*Ashford Hospitality Trust	113,800	1,109,550
†*DiamondRock Hospitality	238,830	2,897,008
†*FelCor Lodging Trust	109,400	769,082
*Host Hotels & Resorts	502,628	9,303,644
†Strategic Hotel & Resorts	137,800	759,278
		14,838,562
Industrial REITs – 4.04%
AMB Property	126,820	4,254,810
*DCT Industrial Trust	122,200	676,988
*First Potomac Realty Trust	73,195	1,178,440
ProLogis	176,005	2,625,995
		8,736,233
Mall REITs – 13.77%
General Growth Properties	139,914	2,072,129
*Macerich	112,851	5,491,330
Simon Property Group	218,662	22,183,259
		29,746,718
Manufactured Housing REIT – 0.59%
Equity Lifestyle Properties	22,519	1,280,881
		1,280,881
Multifamily REITs – 16.45%
Apartment Investment & Management	146,112	3,734,623
*AvalonBay Communities	37,251	4,318,508
*BRE Properties	82,529	3,684,920
*Camden Property Trust	81,186	4,500,140
*Equity Residential	240,823	13,050,197
*Essex Property Trust	39,727	4,608,332
UDR	70,012	1,643,882
		35,540,602
Office REITs – 11.53%
*Alexandria Real Estate Equities	55,269	4,257,924
*Boston Properties	98,864	9,329,795
Brandywine Realty Trust	103,400	1,199,440
*Douglas Emmett	122,100	2,250,303
*Kilroy Realty	69,990	2,669,419
SL Green Realty	71,522	5,203,941
		24,910,822
Office/Industrial REITs – 6.04%
*Digital Realty Trust	78,378	4,263,763
*DuPont Fabros Technology	70,721	1,620,925
*Liberty Property Trust	161,430	5,612,922
PS Business Parks	26,519	1,543,671
		13,041,281
Real Estate Operating Company – 0.38%
*Starwood Hotels & Resorts Worldwide	14,025	827,054
		827,054

Self-Storage REITs – 6.01%
*Extra Space Storage	78,966	1,518,516
*Public Storage	105,181	11,462,626
		12,981,142
Shopping Center REITs – 8.51%
*Acadia Realty Trust	66,740	1,233,355
*Federal Realty Investment Trust	40,276	3,239,399
*Kimco Realty	298,879	5,406,721
*Regency Centers	68,325	2,945,491
*Tanger Factory Outlet Centers	119,000	3,107,090
*Weingarten Realty Investors	100,300	2,459,356
		18,391,412
Single Tenant REIT – 0.69%
*National Retail Properties	60,406	1,501,089
		1,501,089
Specialty REITs – 2.98%
Entertainment Properties Trust	54,271	2,498,094
*Plum Creek Timber	25,590	1,071,453
Rayonier	48,438	2,868,014
		6,437,561
Total Common Stock (cost $181,638,159)		207,726,091

Exchange-Traded Fund – 1.28%
*iShares Dow Jones U.S. Real Estate Index Fund	47,776	2,770,530
Total Exchange-Traded Fund (cost $2,522,012)		2,770,530

	Principal
	Amount
≠Discount Note – 2.81%
Federal Home Loan Bank 0.10% 2/1/11	$6,063,017	6,063,017
Total Discount Note (cost $6,063,017)		6,063,017

Total Value of Securities Before Securities Lending Collateral – 100.23%
(cost $190,223,188)		216,559,638

	Number of
	Shares
Securities Lending Collateral** – 23.79%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	233,125	224,150
Delaware Investments Collateral Fund No.1	51,171,747	51,171,747
@†Mellon GSL Reinvestment Trust II	580,111	0
Total Securities Lending Collateral (cost $51,984,983)		51,395,897

Total Value of Securities – 124.02%
(cost $242,208,171)		267,955,535	©
Obligation to Return Securities Lending Collateral** – (24.06%)		(51,984,983)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.04%		95,551
Net Assets Applicable to 19,524,283 Shares Outstanding – 100.00%		$216,066,103

*Fully or partially on loan.
†Non income producing security.
≠The rate shown is the effective yield at time of purchase.
**See Note 3 in “Notes.”
@Illiquid security. At January 31, 2011, the aggregate amount of illiquid securities was $0, which represented 0.00% of the Fund's net assets. See Note 4 in "Notes."
©Includes $51,529,449 of securities loaned.

REIT – Real Estate Investment Trust

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust - Delaware REIT Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Investment company securities are valued at net asset value per share. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (October 31, 2007 – October 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At January 31, 2011, the Fund held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At January 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$257,777,589
Aggregate unrealized appreciation	$26,405,421
Aggregate unrealized depreciation	(16,227,475)
Net unrealized appreciation	$10,177,946

For federal income tax purposes, at October 31, 2010, capital loss carryforwards of $50,395,648 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of January 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock	$207,726,091	$-	$-	$207,726,091
Exchange-Traded Fund	2,770,530	-	-	2,770,530
Discount Note	-	6,063,017	-	6,063,017
Securities Lending Collateral	-	51,395,897	-	51,395,897
Total	$210,496,621	$57,458,914	$-	$267,955,535

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 10/31/10	$31,590
Sales	(30,919)
Net change in unrealized
appreciation/depreciation	(671)
Balance as of 1/31/11	$-

Net change in unrealized
appreciation/depreciation
from investments
still held as of 1/31/11	$(29,992)

During the period ended January 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Fund’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At January 31, 2011, the value of securities on loan was $51,529,449, for which cash collateral was received and invested in accordance with the Lending Agreement. At January 31, 2011, the value of invested collateral was $51,395,897. Such investments are presented on the schedule of investments under the caption “Securities Lending Collateral”.

4. Credit and Market Risk
The Fund concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a fund that invests in a broader range of industries.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of January 31, 2011, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

5. Subsequent Events
Management has determined no material events or transactions occurred subsequent to January 31, 2011 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The Real Estate Investment Trust Portfolio II

January 31, 2010

	Number of
	Shares	Value
Common Stock – 95.30%
Diversified REITs – 6.59%
Lexington Realty Trust	3,070	$26,003
Vornado Realty Trust	1,900	167,371
		193,374
Healthcare REITs – 10.35%
HCP	2,835	105,151
Health Care REIT	1,065	52,270
Nationwide Health Properties	1,040	39,052
Omega Healthcare Investors	1,480	32,974
Ventas	1,340	74,316
		303,763
Hotel REITs – 6.76%
†Ashford Hospitality Trust	1,530	14,918
†DiamondRock Hospitality	3,200	38,816
†FelCor Lodging Trust	1,430	10,053
Host Hotels & Resorts	6,723	124,442
†Strategic Hotel & Resorts	1,860	10,249
		198,478
Industrial REITs – 4.00%
AMB Property	1,710	57,370
DCT Industrial Trust	1,640	9,086
First Potomac Realty Trust	985	15,859
ProLogis	2,340	34,912
		117,227
Mall REITs – 13.64%
General Growth Properties	1,878	27,814
Macerich	1,523	74,109
Simon Property Group	2,941	298,365
		400,288
Manufactured Housing REIT – 0.59%
Equity Lifestyle Properties	305	17,348
		17,348
Multifamily REITs – 17.49%
Apartment Investment & Management	1,975	50,481
AvalonBay Communities	502	58,197
BRE Properties	1,115	49,785
Camden Property Trust	1,095	60,696
Colonial Properties Trust	1,760	33,774
Equity Residential	3,255	176,389
Essex Property Trust	534	61,944
UDR	941	22,095
		513,361
Office REITs – 11.48%
Alexandria Real Estate Equities	745	57,395
Boston Properties	1,330	125,511
Brandywine Realty Trust	1,395	16,182
Douglas Emmett	1,640	30,225
Kilroy Realty	940	35,852
SL Green Realty	985	71,669
		336,834

Office/Industrial REITs – 5.97%
Digital Realty Trust	1,055	57,392
DuPont Fabros Technology	950	21,774
Liberty Property Trust	2,170	75,450
PS Business Parks	355	20,665
		175,281
Real Estate Operating Company – 0.38%
Starwood Hotels & Resorts Worldwide	190	11,204
		11,204
Self-Storage REITs – 5.97%
Extra Space Storage	1,060	20,384
Public Storage	1,420	154,751
		175,135
Shopping Center REITs – 8.43%
Acadia Realty Trust	895	16,540
Federal Realty Investment Trust	543	43,673
Kimco Realty	4,015	72,632
Regency Centers	920	39,661
Tanger Factory Outlet Centers	1,600	41,776
Weingarten Realty Investors	1,350	33,102
		247,384
Single Tennant REIT – 0.69%
National Retail Properties	810	20,129
		20,129
Specialty REITs – 2.96%
Entertainment Properties Trust	730	33,602
Plum Creek Timber	345	14,445
Rayonier	655	38,783
		86,830
Total Common Stock (cost $2,454,349)		2,796,636

Exchange-Traded Fund – 1.19%
iShares Dow Jones U.S. Real Estate Index Fund	600	34,794
Total Exchange-Traded Fund (cost $31,257)		34,794

	Principal
	Amount
≠Discount Note – 3.41%
Federal Home Loan Bank 0.10% 2/1/11	$100,000	100,000
Total Discount Note (cost $100,000)		100,000

Total Value of Securities – 99.90%
(cost $2,585,606)		2,931,430
Receivables and Other Assets Net of Liabilities (See Notes) – 0.10%		3,007
Net Assets Applicable to 484,848 Shares Outstanding – 100.00%		$2,934,437

†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.

REIT – Real Estate Investment Trust

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust – The Real Estate Investment Trust Portfolio II (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. U.S government and agency securities are valued at the mean between the bid and ask prices. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years (October 31, 2007 – October 31, 2010), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At January 31, 2011, the Portfolio held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Portfolio declares and pays dividends from net investment income and distributions from net realized gains on investments, if any, annually. The Portfolio may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At January 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$2,859,138
Aggregate unrealized appreciation	$346,713
Aggregate unrealized depreciation	(274,421)
Net unrealized appreciation	$72,292

For federal income tax purposes, at October 31, 2010, capital loss carryforwards of $2,792,517 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $1,246,201 expires in 2016, $1,521,902 expires in 2017 and $24,414 expires in 2018.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 - inputs are significant unobservable inputs (including the Portfolio’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of January 31, 2011

	Level 1	Level 2	Total
Common Stock	$2,796,636	$-	$2,796,636
Exchange-Traded Fund	34,794	-	34,794
Discount Note	-	100,000	100,000
Total	$2,831,430	$100,000	$2,931,430

There were no level 3 securities at the beginning or end of the period.

During the period ended January 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Portfolio.

3. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon's securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreement collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower. The Portfolio had no securities out on loan as of January 31, 2011.

4. Credit and Market Risk
The Portfolio concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Portfolio holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Portfolio is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of January 31, 2011, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio's Liquidity Procedures.

5. Subsequent Events
Management has determined no material events or transactions occurred subsequent to January 31, 2011 that would require recognition or disclosure in the Portfolio’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust - The Select 20 Portfolio

January 31, 2011

	Number of
	Shares	Value
Common Stock – 96.97%²
Consumer Discretionary – 15.80%
†Apollo Group Class A	13,750	$567,463
Lowe's	26,200	649,760
†priceline.com	1,825	782,049
Strayer Education	4,700	564,000
		2,563,272
Energy – 4.10%
EOG Resources	6,250	664,938
		664,938
Financial Services – 17.12%
Bank of New York Mellon	16,900	527,787
†IntercontinentalExchange	7,400	891,626
MasterCard Class A	3,675	869,174
Visa Class A	7,000	488,950
		2,777,537
Healthcare – 16.58%
Allergan	14,000	988,540
†Medco Health Solutions	16,550	1,009,881
Perrigo	9,500	691,030
		2,689,451
Materials & Processing – 5.00%
Syngenta ADR	12,550	811,107
		811,107
Technology – 33.98%
†Apple	4,550	1,543,905
†Crown Castle International	20,000	843,400
†Google Class A	1,175	705,423
†Polycom	21,900	960,315
QUALCOMM	18,400	995,992
†VeriSign	13,800	464,370
		5,513,405
Utilities – 4.39%
†j2 Global Communications	25,800	712,080
		712,080
Total Common Stock (cost $12,844,393)		15,731,790

	Principal
	Amount
≠Discount Note – 3.04%
Federal Home Loan Bank 0.10% 2/1/11	$494,001	494,001
Total Discount Note (cost $494,001)		494,001

Total Value of Securities – 100.01%
(cost $13,338,394)		16,225,791
Liabilities Net of Receivables and Other Assets (See Notes) – (0.01%)		(2,240)
Net Assets Applicable to 2,483,496 Shares Outstanding – 100.00%		$16,223,551

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†Non income producing security.
≠The rate shown is the effective yield at time of purchase.

ADR – American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust – The Select 20 Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and asked prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years (October 31, 2007 – October 31, 2010), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At January 31, 2011, the Portfolio held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Portfolio my distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At January 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$13,442,786
Aggregate unrealized appreciation	$3,045,979
Aggregate unrealized depreciation	(262,974)
Net unrealized appreciation	$2,783,005

For federal income tax purposes, at October 31, 2010, capital loss carryforwards of $3,410,171 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $596,717 expires in 2011, $76,954 expires in 2014, $106,744 expires in 2016 and $2,629,756 expires in 2017.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of January 31, 2011:

	Level 1	Level 2	Total
Common Stock	$15,731,790	$-	$15,731,790
Discount Note	-	494,001	494,001
Total	$15,731,790	$494,001	$16,225,791

There were no Level 3 investments at the beginning or end of the period.

During the period ended January 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Portfolio.

3. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon's securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities.

The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower. The Portfolio had no securities out on loan as of January 31, 2011.

4. Credit and Market Risk
The Portfolio invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio's Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of January 31, 2011, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio's Liquidity Procedures.

5. Subsequent Events
Management has determined no material events or transactions occurred subsequent to January 31, 2011 that would require recognition or disclosure in the Portfolio’s schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: